UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.7%	U.S. Government Securities	993,479,402	1,010,742,516
0.1%	Other Investment Company	642,366	642,366
99.8%	Total Investments	994,121,768	1,011,384,882
0.2%	Other Assets and Liabilities, Net		1,532,371
100.0%	Net Assets		1,012,917,253

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.7% of net assets
U.S. Treasury Obligations 99.7%
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/17	44,285,972	44,797,918
2.63%, 07/15/17	14,240,140	14,992,162
1.63%, 01/15/18	15,032,249	15,722,830
0.13%, 04/15/18	49,246,294	50,138,637
1.38%, 07/15/18	14,833,673	15,647,152
2.13%, 01/15/19	13,796,525	14,898,040
0.13%, 04/15/19	48,772,465	49,846,922
1.88%, 07/15/19	15,684,756	17,064,544
1.38%, 01/15/20	19,023,691	20,385,027
0.13%, 04/15/20	48,810,615	49,862,972
1.25%, 07/15/20	29,228,763	31,448,395
1.13%, 01/15/21	33,433,399	35,768,387
0.63%, 07/15/21	35,491,212	37,282,454
0.13%, 01/15/22	39,172,129	39,802,408
0.13%, 07/15/22	40,404,350	41,161,932
0.13%, 01/15/23	40,593,148	40,973,506
0.38%, 07/15/23	40,263,727	41,515,527
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 01/15/24	40,169,900	41,870,693
0.13%, 07/15/24	39,473,955	39,659,088
0.25%, 01/15/25	39,572,469	39,943,264
2.38%, 01/15/25	25,983,266	30,985,045
0.38%, 07/15/25	39,524,002	40,425,544
0.63%, 01/15/26	24,972,911	26,131,904
2.00%, 01/15/26	18,914,425	22,174,137
2.38%, 01/15/27	15,214,549	18,611,654
1.75%, 01/15/28	15,189,544	17,634,149
3.63%, 04/15/28	12,832,146	17,708,361
2.50%, 01/15/29	14,696,474	18,494,631
3.88%, 04/15/29	15,621,626	22,407,191
3.38%, 04/15/32	5,929,148	8,600,051
2.13%, 02/15/40	8,036,401	10,292,862
2.13%, 02/15/41	10,224,544	13,197,637
0.75%, 02/15/42	17,984,279	17,498,164
0.63%, 02/15/43	13,269,747	12,496,386
1.38%, 02/15/44	20,096,236	22,567,470
0.75%, 02/15/45	22,325,784	21,683,917
1.00%, 02/15/46	6,744,866	7,051,555
Total U.S. Government Securities
(Cost $993,479,402)		1,010,742,516
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	642,366	642,366
Total Other Investment Company
(Cost $642,366)		642,366

End of Investments

At 03/31/16, the tax basis cost of the fund's investments was $996,601,724 and the unrealized appreciation and depreciation were $15,057,936 and ($274,778), respectively, with a net unrealized appreciation of $14,783,158.
(a)	The rate shown is the 7-day yield.

    1

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$1,010,742,516	$—	$1,010,742,516
Other Investment Company[1]	642,366	—	—	642,366
Total	$642,366	$1,010,742,516	$—	$1,011,384,882
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
2

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.6%	U.S. Government Securities	1,179,883,800	1,184,152,286
0.1%	Other Investment Company	1,679,251	1,679,251
99.7%	Total Investments	1,181,563,051	1,185,831,537
0.3%	Other Assets and Liabilities, Net		3,015,337
100.0%	Net Assets		1,188,846,874

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.6% of net assets
U.S. Treasury Obligations 99.6%
U.S. Treasury Notes
0.50%, 04/30/17	17,790,000	17,766,019
3.13%, 04/30/17	29,838,000	30,632,317
0.88%, 05/15/17	12,000,000	12,030,708
4.50%, 05/15/17	17,004,000	17,732,315
0.63%, 05/31/17	29,653,000	29,640,842
2.75%, 05/31/17	20,558,000	21,059,101
0.75%, 06/30/17	19,683,000	19,704,140
0.88%, 07/15/17	21,553,000	21,608,564
0.50%, 07/31/17	22,315,000	22,263,140
0.63%, 07/31/17	21,031,000	21,016,615
2.38%, 07/31/17	12,296,000	12,571,935
0.88%, 08/15/17	13,678,000	13,712,728
0.63%, 08/31/17	23,853,000	23,827,835
1.88%, 08/31/17	38,528,000	39,169,144
1.00%, 09/15/17	14,584,000	14,649,234
0.63%, 09/30/17	22,491,000	22,465,518
1.88%, 09/30/17	16,737,000	17,029,245
0.88%, 10/15/17	11,763,000	11,793,325
0.75%, 10/31/17	1,088,000	1,088,531
1.88%, 10/31/17	34,904,000	35,538,694
0.88%, 11/15/17	21,211,000	21,267,761
0.63%, 11/30/17	21,583,000	21,551,813
0.88%, 11/30/17	25,602,000	25,668,002
2.25%, 11/30/17	12,320,000	12,630,402
1.00%, 12/15/17	21,828,000	21,929,042
0.75%, 12/31/17	25,092,000	25,103,768
2.75%, 12/31/17	23,995,000	24,833,409
0.88%, 01/15/18	11,510,000	11,540,801
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.75%, 01/31/18	4,356,000	4,357,703
0.88%, 01/31/18	24,938,000	25,005,707
1.00%, 02/15/18	11,825,000	11,882,505
3.50%, 02/15/18	11,502,000	12,097,539
0.75%, 02/28/18	19,817,000	19,822,410
2.75%, 02/28/18	19,817,000	20,577,933
1.00%, 03/15/18	23,000,000	23,116,357
2.88%, 03/31/18	3,633,000	3,785,771
0.75%, 04/15/18	23,735,000	23,730,372
0.63%, 04/30/18	18,720,000	18,667,715
2.63%, 04/30/18	8,869,000	9,215,441
1.00%, 05/15/18	23,735,000	23,850,898
1.00%, 05/31/18	22,066,000	22,174,168
1.13%, 06/15/18	1,088,000	1,096,351
1.38%, 06/30/18	1,088,000	1,102,621
2.38%, 06/30/18	16,431,000	17,020,840
0.88%, 07/15/18	22,058,000	22,102,800
1.38%, 07/31/18	1,088,000	1,102,726
2.25%, 07/31/18	25,917,000	26,789,677
1.00%, 08/15/18	11,750,000	11,806,459
1.50%, 08/31/18	22,364,000	22,746,626
1.00%, 09/15/18	1,088,000	1,093,333
1.38%, 09/30/18	1,088,000	1,103,555
0.88%, 10/15/18	27,612,000	27,658,913
1.25%, 10/31/18	20,543,000	20,770,103
1.75%, 10/31/18	15,415,000	15,788,028
1.25%, 11/30/18	25,602,000	25,891,533
1.38%, 11/30/18	23,894,000	24,245,409
1.25%, 12/15/18	10,828,000	10,951,721
1.38%, 12/31/18	10,828,000	10,987,464
1.50%, 12/31/18	17,841,000	18,165,421
1.13%, 01/15/19	10,042,000	10,120,850
1.25%, 01/31/19	15,064,000	15,234,057
1.50%, 01/31/19	16,032,000	16,324,776
0.75%, 02/15/19	9,853,000	9,824,131
2.75%, 02/15/19	11,825,000	12,465,217
1.38%, 02/28/19	14,783,000	15,000,709
1.50%, 02/28/19	19,706,000	20,064,708
1.00%, 03/15/19	10,000,000	10,039,450
1.50%, 03/31/19	7,000,000	7,130,837
1.63%, 03/31/19	19,000,000	19,414,504
Total U.S. Government Securities
(Cost $1,179,883,800)		1,184,152,286

    1

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	1,679,251	1,679,251
Total Other Investment Company
(Cost $1,679,251)		1,679,251

End of Investments

At 03/31/16, the tax basis cost of the fund's investments was $1,181,563,051 and the unrealized appreciation and depreciation were $4,274,633 and ($6,147), respectively, with a net unrealized appreciation $4,268,486.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$1,184,152,286	$—	$1,184,152,286
Other Investment Company[1]	1,679,251	—	—	1,679,251
Total	$1,679,251	$1,184,152,286	$—	$1,185,831,537
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
2

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.5%	U.S. Government Securities	561,982,545	570,679,547
0.2%	Other Investment Company	1,139,103	1,139,103
99.7%	Total Investments	563,121,648	571,818,650
0.3%	Other Assets and Liabilities, Net		1,992,531
100.0%	Net Assets		573,811,181

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.5% of net assets
U.S. Treasury Obligations 99.5%
U.S. Treasury Bonds
8.50%, 02/15/20	1,085,000	1,392,847
8.75%, 05/15/20	879,000	1,148,176
8.75%, 08/15/20	4,123,000	5,454,923
U.S. Treasury Notes
1.25%, 04/30/19	4,136,000	4,181,074
3.13%, 05/15/19	6,770,000	7,238,613
1.13%, 05/31/19	5,500,000	5,537,813
1.50%, 05/31/19	4,232,000	4,308,210
1.00%, 06/30/19	3,561,000	3,571,295
1.63%, 06/30/19	2,050,000	2,096,045
0.88%, 07/31/19	2,910,000	2,903,519
1.63%, 07/31/19	6,182,000	6,318,319
3.63%, 08/15/19	8,123,000	8,842,015
1.63%, 08/31/19	4,225,000	4,317,506
1.00%, 09/30/19	7,312,000	7,319,144
3.38%, 11/15/19	6,087,000	6,601,065
1.00%, 11/30/19	8,989,000	8,986,366
1.50%, 11/30/19	7,941,000	8,075,624
1.13%, 12/31/19	6,541,000	6,561,696
1.25%, 01/31/20	5,169,000	5,205,245
3.63%, 02/15/20	11,865,000	13,026,477
1.25%, 02/29/20	9,198,000	9,259,443
1.38%, 02/29/20	4,724,000	4,776,682
1.38%, 03/31/20	5,432,000	5,491,730
1.13%, 04/30/20	3,551,000	3,556,618
1.38%, 04/30/20	3,493,000	3,529,704
3.50%, 05/15/20	5,990,000	6,563,147
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 05/31/20	8,701,000	8,789,707
1.88%, 06/30/20	3,010,000	3,102,594
1.63%, 07/31/20	8,427,000	8,595,211
2.00%, 07/31/20	3,889,000	4,027,849
2.63%, 08/15/20	10,209,000	10,850,656
1.38%, 08/31/20	3,951,000	3,988,965
1.38%, 09/30/20	5,975,000	6,025,764
2.00%, 09/30/20	6,908,000	7,161,517
1.38%, 10/31/20	7,870,000	7,934,101
1.75%, 10/31/20	3,860,000	3,955,670
2.63%, 11/15/20	8,450,000	8,988,857
1.63%, 11/30/20	11,059,000	11,281,043
2.00%, 11/30/20	4,370,000	4,527,643
1.75%, 12/31/20	5,727,000	5,867,489
2.38%, 12/31/20	7,204,000	7,589,385
1.38%, 01/31/21	8,469,000	8,530,205
2.13%, 01/31/21	9,377,000	9,779,555
3.63%, 02/15/21	7,721,000	8,595,496
1.13%, 02/28/21	4,955,000	4,934,967
2.00%, 02/28/21	3,333,000	3,454,408
2.25%, 04/30/21	4,683,000	4,911,296
3.13%, 05/15/21	7,796,000	8,514,698
2.00%, 05/31/21	8,256,000	8,556,568
2.13%, 06/30/21	3,322,000	3,462,600
2.25%, 07/31/21	3,963,000	4,156,894
2.13%, 08/15/21	6,303,000	6,565,955
2.00%, 10/31/21	6,125,000	6,333,036
2.00%, 11/15/21	7,124,000	7,369,308
1.88%, 11/30/21	5,957,000	6,119,537
2.13%, 12/31/21	2,122,000	2,207,336
1.50%, 01/31/22	4,132,000	4,153,548
2.00%, 02/15/22	3,655,000	3,780,641
1.75%, 02/28/22	3,738,000	3,807,796
1.75%, 04/30/22	4,536,000	4,615,825
1.75%, 05/15/22	8,441,000	8,584,598
1.88%, 05/31/22	4,152,000	4,255,393
2.13%, 06/30/22	4,628,000	4,808,691
2.00%, 07/31/22	5,342,000	5,509,669
1.63%, 08/15/22	7,290,000	7,347,664
1.75%, 09/30/22	12,184,000	12,373,181
1.88%, 10/31/22	4,466,000	4,569,187
1.63%, 11/15/22	8,441,000	8,505,624
2.00%, 11/30/22	2,512,000	2,588,636
2.13%, 12/31/22	4,811,000	4,997,614
1.75%, 01/31/23	5,024,000	5,093,668
2.00%, 02/15/23	12,756,000	13,145,658
1.50%, 02/28/23	4,500,000	4,487,697
1.75%, 05/15/23	7,929,000	8,039,728
2.50%, 08/15/23	6,696,000	7,136,992
2.75%, 11/15/23	10,004,000	10,837,533
2.75%, 02/15/24	11,733,000	12,707,156
2.50%, 05/15/24	11,741,000	12,488,338
2.38%, 08/15/24	9,915,000	10,443,479
2.25%, 11/15/24	10,273,000	10,712,613
2.00%, 02/15/25	10,715,000	10,946,037

    1

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 05/15/25	10,694,000	11,026,305
2.00%, 08/15/25	10,923,000	11,134,633
2.25%, 11/15/25	11,272,000	11,731,683
1.63%, 02/15/26	8,532,000	8,408,354
Total U.S. Government Securities
(Cost $561,982,545)		570,679,547
Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	1,139,103	1,139,103
Total Other Investment Company
(Cost $1,139,103)		1,139,103

End of Investments

At 03/31/16, the tax basis cost of the fund's investments was $563,131,986 and the unrealized appreciation and depreciation were $8,717,944 and ($31,280), respectively, with a net unrealized appreciation of $8,686,664.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$570,679,547	$—	$570,679,547
Other Investment Company[1]	1,139,103	—	—	1,139,103
Total	$1,139,103	$570,679,547	$—	$571,818,650
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.
2

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™
Portfolio Holdings  as of March 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
0.5%	Asset-Backed Obligations	12,854,013	12,939,547
1.8%	Commercial Mortgage-Backed Securities	43,398,530	44,284,568
24.7%	Corporate Bonds	609,777,550	617,528,412
4.5%	Foreign Government Securities	111,413,038	112,447,721
28.1%	Mortgage-Backed Securities	693,583,589	703,143,467
0.9%	Municipal Bonds	20,929,134	21,772,294
39.0%	U.S. Government and Government Agencies	953,658,574	975,878,388
1.4%	Other Investment Company	36,754,506	36,754,506
8.8%	Short-Term Investments	219,499,985	219,512,500
109.7%	Total Investments	2,701,868,919	2,744,261,403
(9.7%)	Other Assets and Liabilities, Net		(243,137,101)
100.0%	Net Assets		2,501,124,302

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asset-Backed Obligations 0.5% of net assets
American Express Credit Account Master Trust
Series 2014-3 Class A
1.49%, 04/15/20 (b)	326,000	327,995
Series 2014-4 Class A
1.43%, 06/15/20 (b)	100,000	100,539
Capital One Multi-Asset Execution Trust
Series 2014-A5 Class A
1.48%, 07/15/20 (b)	200,000	201,137
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	250,000	266,213
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	600,000	602,196
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chase Issuance Trust
Series 2014-A7 Class A
1.38%, 11/15/19 (b)	680,000	682,461
Series 2012-A4 Class A4
1.58%, 08/16/21 (b)	300,000	301,635
Series 2015-A4 Class A4
1.84%, 04/15/22 (b)	500,000	505,287
Series 2014-A2 Class A2
2.77%, 03/15/23 (b)	200,000	209,039
Citibank Credit Card Issuance Trust
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,103,104
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	532,090
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	214,850
Series 2014-A8 Class A8
1.73%, 04/09/20 (b)	500,000	505,158
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	235,554
Discover Card Execution Note Trust
Series 2014-A4 Class A4
2.12%, 12/15/21 (b)	1,000,000	1,021,789
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	2,700,000	2,716,679
Ford Credit Auto Owner Trust
Series 2014-C Class A4
1.56%, 02/15/20 (b)	983,000	987,903
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	200,000	200,114
Series 2014-3 Class A4
1.31%, 10/15/20 (b)	200,000	200,438
Hyundai Auto Receivables Trust
Series 2013-C Class A4
1.55%, 03/15/19 (b)	1,150,000	1,155,124
Nissan Auto Receivables Owner Trust
Series 2013-B Class A4
1.31%, 10/15/19 (b)	100,000	100,280
Series 2015-B, Class A4, ABS
1.79%, 01/15/22 (b)	400,000	404,583
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	210,380
World Omni Auto Receivables Trust
Series 2014-B Class A3
1.14%, 01/15/20 (b)	155,000	154,999
Total Asset-Backed Obligations
(Cost $12,854,013)		12,939,547

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 1.8% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.74%, 02/10/51 (a)(b)	148,436	153,895
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	1,527,046	1,598,323
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	288,049	299,064
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	615,000	679,262
Series 2014-GC19 Class A2
2.79%, 03/10/47 (b)	130,000	133,276
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	480,000	494,653
Series 2014-GC23 Class A2
2.85%, 07/10/47 (b)	570,000	586,193
Series 2014-GC23 Class A4
3.62%, 07/10/47 (b)	1,000,000	1,066,610
COMM 2012-CCRE2 Mortgage Trust
Series 2012-CR2 Class A4
3.15%, 08/15/45 (b)	1,305,000	1,374,708
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 Class A3
2.85%, 10/15/45 (b)	300,000	310,208
COMM 2012-LC4 Mortgage Trust
Series 2012-LC4, Class A4
3.29%, 12/10/44 (b)	300,000	317,751
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR11 Class A4
4.26%, 10/10/46 (b)	340,000	379,355
COMM 2013-CCRE7 Mortgage Trust
Series 2013-CR7 Class A4
3.21%, 03/10/46 (b)	600,000	629,818
COMM 2013-LC6 Mortgage Trust
Series 2013-LC6 Class A2
1.91%, 01/10/46 (b)	150,000	150,476
COMM 2014-CCRE14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	263,551
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	500,000	515,811
COMM 2014-CCRE16 Mortgage Trust
Series 2014-CR16 Class ASB
3.65%, 04/10/47 (b)	630,000	664,231
COMM 2014-CCRE19 Mortgage Trust
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (b)	400,000	424,818
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3
2.82%, 10/15/45 (b)	260,000	268,415
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	138,850	139,174
Series 2009-M1 Class A2
4.29%, 07/25/19 (b)	171,504	184,007
Series 2010-M3 Class A3
4.33%, 03/25/20 (a)(b)	192,064	208,209
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	674,009
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	800,000	840,607
Series 2014-M9 Class A2
3.10%, 07/25/24 (a)(b)	492,000	523,588
Series 2015-M3, Class A2
2.72%, 10/25/24 (b)	550,000	567,325
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	69,957	71,648
Series K705 Class A2
2.30%, 09/25/18 (b)	200,000	204,774
Series K708 Class A2
2.13%, 01/25/19 (b)	305,000	311,516
Series K710 Class A2
1.88%, 05/25/19 (b)	420,000	427,003
Series K712 Class A2
1.87%, 11/25/19 (b)	440,000	447,085
Series K009, Class A2
3.81%, 08/25/20 (b)	500,000	545,951
Series K015 Class A1
2.26%, 10/25/20 (b)	133,374	135,637
Series K014 Class A1
2.79%, 10/25/20 (b)	412,570	424,359
Series K714 Class A2
3.03%, 10/25/20 (b)	365,000	387,008
Series K010 Class A2
4.33%, 10/25/20 (b)	305,000	340,818
Series K012 Class A2
4.18%, 12/25/20 (a)(b)	130,000	144,991
Series K013 Class A2
3.97%, 01/25/21 (a)(b)	492,000	544,604
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	181,759
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	105,856
Series K025, Class A1
1.88%, 04/25/22 (b)	395,158	399,497
Series K022 Class A2
2.36%, 07/25/22 (b)	900,000	925,660
Series K024 Class A2
2.57%, 09/25/22 (b)	800,000	832,529
Series K025 Class A2
2.68%, 10/25/22 (b)	500,000	523,321
Series K026 Class A2
2.51%, 11/25/22 (b)	1,435,000	1,486,145
Series K027 Class A2
2.64%, 01/25/23 (b)	745,000	776,866
Series K033 Class A1
2.87%, 02/25/23 (b)	134,741	141,426
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	1,675,000	1,817,665

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K033 Class A2
3.06%, 07/25/23 (b)	540,000	576,681
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	492,597
Series K040 Class A2
3.24%, 09/25/24 (b)	300,000	323,577
Series K046, Class A2
3.21%, 03/25/25 (b)	600,000	643,980
GS Mortgage Securities Trust
Series 2011-GC5 Class A4
3.71%, 08/10/44 (b)	233,000	249,942
Series 2012-GC6, Class A3
3.48%, 01/10/45 (b)	600,000	638,618
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (b)	1,500,000	1,584,409
Series 2013-GC12, Class AAB
2.68%, 06/10/46 (b)	275,000	281,234
Series 2013-GC13 Class A5
4.04%, 07/10/46 (a)(b)	450,000	499,140
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	400,000	445,457
Series 2013-GC16 Class A2
3.03%, 11/10/46 (b)	700,000	720,619
Series 2014-GC18 Class A2
2.92%, 01/10/47 (b)	400,000	412,209
Series 2014-GC20 Class A3
3.68%, 04/10/47 (b)	300,000	321,815
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	428,557
Series 2012-CBX Class A3
3.14%, 06/15/45 (b)	135,523	137,942
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	266,843
Series 2013-C12 Class ASB
3.16%, 07/15/45 (b)	315,000	328,375
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	200,000	204,463
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	1,000,000	1,032,503
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	440,128
Series 2013-C16 Class A2
3.07%, 12/15/46 (b)	207,743	214,029
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	300,000	317,662
Series 2014-C26 Class ASB
3.29%, 01/15/48 (b)	600,000	630,253
Series 2015-C32, Class A2
2.82%, 11/15/48 (b)	600,000	621,838
Series 2015-JP1, Class A4
3.65%, 01/15/49 (b)	600,000	638,979
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	220,911	229,594
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	140,907	147,581
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
3.18%, 08/15/45 (b)	430,000	450,366
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	288,118
Series 2014-C14 Class A3
3.67%, 02/15/47 (b)	855,000	910,085
Series 2014-C16 Class A5
3.89%, 06/15/47 (b)	200,000	217,127
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	1,000,000	1,059,026
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	300,000	315,052
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
2.85%, 12/10/45 (b)	500,000	512,498
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	640,000	711,713
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	600,000	604,008
Series 2012-C7 Class A1
2.30%, 06/15/45 (b)	126,099	128,123
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	547,687	577,995
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	282,378
Series 2014-C20 Class ASB
3.64%, 05/15/47 (b)	65,000	69,459
Series 2013-C12 Class A2
2.07%, 03/15/48 (b)	550,000	554,142
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	151,998
Total Commercial Mortgage-Backed Securities
(Cost $43,398,530)		44,284,568

Corporate Bonds 24.7% of net assets
Finance 7.7%
Banking 5.5%
Abbey National Treasury Services PLC
3.05%, 08/23/18	300,000	308,380
American Express Co.
7.00%, 03/19/18	250,000	274,347
8.13%, 05/20/19	250,000	296,113
2.65%, 12/02/22	500,000	499,187
6.80%, 09/01/66 (a)(b)	250,000	251,250
American Express Credit Corp.
2.38%, 03/24/17	300,000	303,563
2.13%, 07/27/18	300,000	302,190
2.38%, 05/26/20 (b)	1,000,000	1,015,409
Bank of America Corp.
5.42%, 03/15/17	1,000,000	1,034,410
6.40%, 08/28/17	500,000	531,623
6.88%, 04/25/18	300,000	329,566

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.65%, 05/01/18	800,000	859,200
2.65%, 04/01/19	1,500,000	1,527,423
7.63%, 06/01/19	1,000,000	1,164,608
5.63%, 07/01/20	1,750,000	1,968,372
5.88%, 01/05/21	800,000	915,730
5.00%, 05/13/21	500,000	555,575
3.30%, 01/11/23	2,300,000	2,322,823
3.95%, 04/21/25	500,000	498,417
3.88%, 08/01/25	1,500,000	1,557,702
6.22%, 09/15/26	1,000,000	1,158,230
7.75%, 05/14/38	250,000	342,565
5.88%, 02/07/42	1,000,000	1,216,271
5.00%, 01/21/44	1,000,000	1,107,962
Bank of America NA
5.30%, 03/15/17	1,500,000	1,552,680
2.05%, 12/07/18	500,000	504,744
Bank of Montreal
1.80%, 07/31/18	390,000	391,695
2.38%, 01/25/19 (b)	600,000	611,741
Bank of New York Mellon Corp.
2.30%, 09/11/19 (b)	500,000	512,171
Bank of Nova Scotia
2.05%, 10/30/18	250,000	252,501
1.85%, 04/14/20	500,000	498,480
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	100,859
Barclays Bank PLC
5.14%, 10/14/20	200,000	213,694
Barclays PLC
2.75%, 11/08/19	1,500,000	1,491,408
BB&T Corp.
3.95%, 03/22/22 (b)	100,000	105,947
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,000,000	1,070,061
BNP Paribas S.A.
5.00%, 01/15/21	200,000	223,637
3.25%, 03/03/23	350,000	360,995
4.25%, 10/15/24	300,000	304,073
BPCE S.A.
2.50%, 12/10/18	1,500,000	1,527,264
2.50%, 07/15/19	1,000,000	1,013,648
4.00%, 04/15/24	1,000,000	1,062,425
Branch Banking & Trust Co.
3.63%, 09/16/25 (b)	1,000,000	1,048,701
Capital One Bank USA NA
2.25%, 02/13/19 (b)	1,000,000	998,208
3.38%, 02/15/23	250,000	252,301
Capital One Financial Corp.
4.75%, 07/15/21	800,000	877,684
4.20%, 10/29/25 (b)	1,000,000	1,014,477
Capital One NA
1.65%, 02/05/18 (b)	1,000,000	993,243
1.50%, 03/22/18 (b)	1,000,000	985,145
2.35%, 08/17/18 (b)	1,000,000	1,005,705
2.40%, 09/05/19 (b)	750,000	748,516
Citigroup, Inc.
1.85%, 11/24/17	300,000	300,799
1.80%, 02/05/18	650,000	649,633
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 07/30/18	1,000,000	1,006,043
2.50%, 09/26/18	500,000	507,951
2.40%, 02/18/20	1,000,000	1,004,748
2.65%, 10/26/20	2,000,000	2,021,020
3.30%, 04/27/25	1,500,000	1,506,696
5.50%, 09/13/25	500,000	548,172
4.60%, 03/09/26	500,000	513,686
4.65%, 07/30/45	500,000	525,749
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.50%, 01/19/21	250,000	252,509
4.38%, 08/04/25	250,000	257,892
5.25%, 05/24/41	1,500,000	1,793,898
5.25%, 08/04/45	500,000	542,824
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	987,764
3.75%, 03/26/25	1,000,000	957,098
Credit Suisse USA, Inc.
4.38%, 08/05/20	1,250,000	1,348,574
3.63%, 09/09/24	300,000	304,507
Deutsche Bank AG
3.13%, 01/13/21	1,000,000	995,316
Discover Financial Services
3.85%, 11/21/22	500,000	495,898
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	250,799
Goldman Sachs Group, Inc.
5.95%, 01/18/18	600,000	643,709
2.38%, 01/22/18	1,000,000	1,013,308
6.15%, 04/01/18	500,000	541,152
5.38%, 03/15/20	1,000,000	1,110,628
2.75%, 09/15/20 (b)	2,000,000	2,031,150
5.25%, 07/27/21	1,262,000	1,422,202
5.75%, 01/24/22	1,100,000	1,270,683
3.63%, 01/22/23	2,500,000	2,582,440
3.85%, 07/08/24 (b)	650,000	672,777
4.25%, 10/21/25	1,500,000	1,528,158
6.13%, 02/15/33	750,000	910,784
6.75%, 10/01/37	500,000	599,038
6.25%, 02/01/41	1,000,000	1,247,644
4.80%, 07/08/44 (b)	500,000	524,834
5.15%, 05/22/45	500,000	509,867
HSBC Bank USA NA
4.88%, 08/24/20	500,000	536,242
HSBC Holdings PLC
5.10%, 04/05/21	850,000	935,615
6.50%, 09/15/37	500,000	589,060
6.80%, 06/01/38	500,000	606,768
HSBC USA, Inc.
2.75%, 08/07/20	1,000,000	1,005,264
5.00%, 09/27/20	400,000	431,846
JPMorgan Chase & Co.
6.00%, 01/15/18	1,750,000	1,885,152
6.30%, 04/23/19 (h)	1,000,000	1,131,426
2.25%, 01/23/20 (b)	1,000,000	1,008,447
2.55%, 10/29/20 (b)	2,750,000	2,788,805
4.50%, 01/24/22	1,000,000	1,104,403
3.38%, 05/01/23	1,000,000	1,005,710
3.88%, 02/01/24	500,000	533,286
3.88%, 09/10/24	350,000	359,587

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 01/23/25 (b)	250,000	251,155
4.13%, 12/15/26	500,000	520,147
6.40%, 05/15/38	650,000	865,082
5.40%, 01/06/42 (h)	600,000	718,151
4.95%, 06/01/45	200,000	211,926
KeyCorp
2.30%, 12/13/18 (b)	500,000	503,300
Lloyds Bank PLC
4.20%, 03/28/17	500,000	513,894
2.30%, 11/27/18	250,000	252,138
2.35%, 09/05/19	200,000	202,113
6.38%, 01/21/21	500,000	592,979
Lloyds Banking Group PLC
4.50%, 11/04/24	500,000	503,219
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	245,625
Morgan Stanley
6.25%, 08/28/17	500,000	531,450
5.95%, 12/28/17	1,750,000	1,873,102
1.88%, 01/05/18	2,500,000	2,509,027
7.30%, 05/13/19 (h)	700,000	806,212
5.63%, 09/23/19	1,500,000	1,670,479
2.65%, 01/27/20	1,000,000	1,015,701
5.50%, 07/28/21	500,000	571,288
4.10%, 05/22/23	750,000	774,625
4.00%, 07/23/25	3,000,000	3,143,001
5.00%, 11/24/25	500,000	542,151
4.35%, 09/08/26	1,000,000	1,031,233
7.25%, 04/01/32	500,000	674,875
4.30%, 01/27/45	500,000	505,199
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	255,462
PNC Bank NA
2.25%, 07/02/19 (b)	1,500,000	1,524,460
2.95%, 01/30/23 (b)	500,000	504,174
Rabobank Nederland
4.63%, 12/01/23	450,000	475,787
Regions Bank
6.45%, 06/26/37	250,000	300,288
Regions Financial Corp.
2.00%, 05/15/18 (b)	1,000,000	994,160
Royal Bank of Canada
1.20%, 09/19/17	250,000	249,807
2.20%, 07/27/18	750,000	761,665
2.15%, 03/15/19	1,250,000	1,267,735
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	500,000	561,428
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	500,000	500,539
2.05%, 01/18/19	250,000	251,168
3.40%, 07/11/24	500,000	514,817
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	500,000	509,939
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	254,075
2.40%, 10/01/20	250,000	252,404
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Synchrony Financial
3.00%, 08/15/19 (b)	1,750,000	1,779,127
4.50%, 07/23/25 (b)	500,000	515,246
Toronto-Dominion Bank
1.75%, 07/23/18	500,000	502,275
2.13%, 07/02/19	750,000	761,698
2.50%, 12/14/20	1,500,000	1,528,173
UBS AG
1.80%, 03/26/18	1,250,000	1,254,589
2.38%, 08/14/19	1,000,000	1,015,594
4.88%, 08/04/20	1,000,000	1,104,025
US Bancorp
3.00%, 03/15/22 (b)	600,000	626,357
Wachovia Corp.
5.75%, 02/01/18	500,000	538,441
5.50%, 08/01/35	250,000	279,225
Wells Fargo & Co.
1.40%, 09/08/17	1,500,000	1,502,988
1.50%, 01/16/18	500,000	503,068
2.13%, 04/22/19	500,000	508,235
2.60%, 07/22/20	1,150,000	1,177,490
4.60%, 04/01/21	1,000,000	1,110,270
3.45%, 02/13/23	500,000	513,229
4.10%, 06/03/26	2,000,000	2,101,718
5.38%, 02/07/35	1,500,000	1,816,665
Westpac Banking Corp.
4.88%, 11/19/19	400,000	441,673
		137,150,546
Brokerage 0.2%
BlackRock, Inc.
3.50%, 03/18/24	1,000,000	1,061,069
CME Group, Inc.
5.30%, 09/15/43 (b)	500,000	597,048
Invesco Finance plc
3.75%, 01/15/26	650,000	678,181
Jefferies Group LLC
5.13%, 01/20/23	700,000	703,557
6.25%, 01/15/36	150,000	145,218
Nomura Holdings, Inc.
2.75%, 03/19/19	750,000	761,488
6.70%, 03/04/20 (h)	250,000	288,735
		4,235,296
Finance Company 0.2%
Air Lease Corp.
2.63%, 09/04/18 (b)	500,000	497,132
3.38%, 01/15/19 (b)	200,000	199,875
GATX Corp.
1.25%, 03/04/17	100,000	99,322
5.20%, 03/15/44 (b)	500,000	484,296
GE Capital International Funding Co.
4.42%, 11/15/35 (c)	1,500,000	1,632,856
HSBC Finance Corp.
6.68%, 01/15/21	350,000	401,872

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,500,000	1,638,750
Synchrony Financial
3.75%, 08/15/21 (b)	400,000	411,094
4.25%, 08/15/24 (b)	500,000	509,303
		5,874,500
Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	750,000	758,615
4.35%, 11/03/45 (b)	750,000	819,444
Aetna, Inc.
3.50%, 11/15/24 (b)	350,000	357,703
Aflac, Inc.
3.63%, 06/15/23	500,000	525,983
Allstate Corp.
4.50%, 06/15/43	300,000	330,484
American International Group, Inc.
6.40%, 12/15/20	500,000	581,613
4.13%, 02/15/24	1,000,000	1,043,756
3.88%, 01/15/35 (b)	450,000	403,267
4.50%, 07/16/44 (b)	500,000	473,399
Anthem, Inc.
2.25%, 08/15/19	500,000	503,123
3.30%, 01/15/23	750,000	759,395
5.85%, 01/15/36	750,000	859,448
4.65%, 08/15/44 (b)	500,000	498,758
Aon Corp.
8.21%, 01/01/27	100,000	126,750
Aon plc
3.88%, 12/15/25 (b)	1,000,000	1,021,516
Assurant, Inc.
2.50%, 03/15/18	400,000	400,702
6.75%, 02/15/34	400,000	479,670
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	500,000	545,280
4.25%, 01/15/21	300,000	333,805
5.75%, 01/15/40	100,000	125,721
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (b)	1,500,000	1,539,943
Chubb Corp.
6.00%, 05/11/37	250,000	324,971
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (b)	1,000,000	1,032,812
Cigna Corp.
4.00%, 02/15/22 (b)	150,000	159,426
5.88%, 03/15/41 (b)	250,000	291,045
5.38%, 02/15/42 (b)	300,000	331,004
CNA Financial Corp.
7.35%, 11/15/19	250,000	289,047
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,120,192
5.95%, 10/15/36	300,000	353,982
6.63%, 03/30/40	250,000	312,177
6.10%, 10/01/41	350,000	407,402
4.30%, 04/15/43	750,000	715,096
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Humana, Inc.
3.85%, 10/01/24 (b)	1,000,000	1,047,432
MetLife, Inc.
4.75%, 02/08/21	750,000	833,962
3.60%, 04/10/24	1,000,000	1,035,682
5.70%, 06/15/35	500,000	584,382
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	321,448
4.50%, 11/16/21	300,000	329,930
5.63%, 06/15/43 (a)(b)	700,000	713,825
The Progressive Corp.
3.70%, 01/26/45	300,000	292,135
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	180,709
6.25%, 06/15/37	750,000	1,002,623
UnitedHealth Group, Inc.
1.40%, 10/15/17	500,000	502,025
6.00%, 02/15/18	150,000	162,906
3.75%, 07/15/25	500,000	539,378
6.88%, 02/15/38	750,000	1,054,513
4.75%, 07/15/45	750,000	862,172
Unum Group
5.63%, 09/15/20	350,000	387,340
Voya Financial, Inc.
2.90%, 02/15/18	750,000	761,898
5.50%, 07/15/22	1,000,000	1,120,067
5.70%, 07/15/43	200,000	227,542
XLIT Ltd.
2.30%, 12/15/18	300,000	301,170
6.25%, 05/15/27	200,000	234,976
5.25%, 12/15/43	250,000	260,742
		30,582,386
Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	207,591
		207,591
Real Estate Investment Trust 0.6%
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	104,960
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	745,261
DDR Corp.
3.63%, 02/01/25 (b)	200,000	193,850
Digital Realty Trust LP
5.88%, 02/01/20	250,000	278,294
5.25%, 03/15/21 (b)	250,000	275,220
ERP Operating LP
3.38%, 06/01/25 (b)	250,000	258,054
4.50%, 06/01/45 (b)	250,000	266,149
Essex Portfolio LP
3.88%, 05/01/24 (b)	500,000	517,096
3.50%, 04/01/25 (b)	500,000	500,771

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	1,000,000	1,018,375
4.50%, 12/01/44 (b)	350,000	367,716
HCP, Inc.
6.70%, 01/30/18	100,000	107,730
2.63%, 02/01/20 (b)	300,000	296,141
5.38%, 02/01/21 (b)	150,000	163,982
3.40%, 02/01/25 (b)	300,000	276,570
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	250,000	244,306
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	255,161
4.38%, 10/01/25 (b)	1,000,000	1,050,945
4.25%, 08/15/29 (b)	200,000	205,863
Kimco Realty Corp.
5.70%, 05/01/17	250,000	260,552
3.20%, 05/01/21 (b)	250,000	255,592
3.40%, 11/01/22 (b)	350,000	355,295
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	100,000	102,011
Prologis LP
2.75%, 02/15/19 (b)	300,000	306,943
4.25%, 08/15/23 (b)	800,000	864,183
Realty Income Corp.
3.88%, 07/15/24 (b)	1,150,000	1,167,854
Regency Centers LP
5.88%, 06/15/17	562,000	589,332
Simon Property Group LP
2.15%, 09/15/17 (b)	500,000	505,464
5.65%, 02/01/20 (b)	102,000	115,339
3.30%, 01/15/26 (b)	250,000	259,766
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	211,827
3.25%, 08/15/22 (b)	250,000	250,793
4.38%, 02/01/45 (b)	250,000	230,240
Vornado Realty LP
2.50%, 06/30/19 (b)	500,000	504,521
5.00%, 01/15/22 (b)	500,000	542,672
Welltower, Inc.
4.13%, 04/01/19 (b)	500,000	524,964
4.50%, 01/15/24 (b)	400,000	415,896
WP Carey, Inc.
4.00%, 02/01/25 (b)	400,000	377,588
		14,967,276
		193,017,595
Industrial 15.1%
Basic Industry 0.9%
Agrium, Inc.
6.75%, 01/15/19	250,000	275,560
3.50%, 06/01/23 (b)	500,000	496,836
4.13%, 03/15/35 (b)	1,500,000	1,307,545
5.25%, 01/15/45 (b)	250,000	247,782
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	134,914
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	349,827
2.38%, 02/15/20 (b)	250,000	251,814
3.05%, 08/01/20 (b)	100,000	102,426
3.65%, 07/15/24 (b)	800,000	813,373
Albemarle Corp.
4.50%, 12/15/20 (b)	250,000	258,957
Barrick Gold Corp.
4.10%, 05/01/23	204,000	198,975
Barrick North America Finance LLC
4.40%, 05/30/21	326,000	333,654
5.70%, 05/30/41	250,000	218,759
5.75%, 05/01/43	300,000	272,080
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	250,000	252,472
3.25%, 11/21/21	350,000	360,269
3.85%, 09/30/23	250,000	257,720
5.00%, 09/30/43	300,000	305,878
CF Industries, Inc.
7.13%, 05/01/20	100,000	113,936
Dow Chemical Co.
8.55%, 05/15/19	500,000	595,170
3.00%, 11/15/22 (b)	750,000	768,120
4.25%, 10/01/34 (b)	500,000	488,695
5.25%, 11/15/41 (b)	200,000	213,430
Eastman Chemical Co.
2.70%, 01/15/20 (b)	350,000	357,380
3.60%, 08/15/22 (b)	100,000	104,230
Ecolab, Inc.
2.25%, 01/12/20	250,000	252,773
4.35%, 12/08/21	200,000	221,082
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	223,693
Glencore Canada Corp.
5.50%, 06/15/17	600,000	606,174
Goldcorp, Inc.
2.13%, 03/15/18	500,000	493,224
3.63%, 06/09/21 (b)	500,000	504,692
3.70%, 03/15/23 (b)	300,000	294,224
5.45%, 06/09/44 (b)	500,000	457,319
International Paper Co.
4.75%, 02/15/22 (b)	207,000	227,423
LYB International Finance BV
4.00%, 07/15/23	750,000	788,098
5.25%, 07/15/43	500,000	520,341
LyondellBasell Industries NV
5.00%, 04/15/19 (b)	650,000	694,881
6.00%, 11/15/21 (b)	250,000	287,889
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	237,057
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	261,693
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	149,203
6.25%, 10/01/39	150,000	150,362

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nucor Corp.
5.75%, 12/01/17	500,000	532,126
4.13%, 09/15/22 (b)	250,000	261,476
5.20%, 08/01/43 (b)	300,000	306,391
Packaging Corp. of America
3.90%, 06/15/22 (b)	1,500,000	1,541,439
4.50%, 11/01/23 (b)	1,000,000	1,050,221
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	114,824
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	600,000	655,384
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	600,000	603,533
4.75%, 03/22/42 (b)	100,000	97,998
Southern Copper Corp.
5.38%, 04/16/20	250,000	268,130
5.25%, 11/08/42	100,000	82,670
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	231,250
4.38%, 01/11/22	750,000	642,187
6.88%, 11/21/36	100,000	79,470
Vale S.A.
5.63%, 09/11/42	200,000	142,000
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	105,101
WestRock RKT Co.
4.90%, 03/01/22	200,000	215,108
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	122,452
		22,501,690
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	500,000	507,644
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	100,617
2.88%, 05/08/22	100,000	103,012
Avery Dennison Corp.
5.38%, 04/15/20	105,000	116,040
Boeing Co.
0.95%, 05/15/18	250,000	249,194
4.88%, 02/15/20	250,000	281,431
2.60%, 10/30/25 (b)	750,000	763,531
3.50%, 03/01/45 (b)	250,000	237,436
Caterpillar Financial Services Corp.
1.75%, 03/24/17	500,000	504,463
1.25%, 11/06/17	400,000	401,216
1.70%, 06/16/18	250,000	252,081
7.15%, 02/15/19	250,000	288,784
Caterpillar, Inc.
6.05%, 08/15/36	150,000	194,042
Deere & Co.
2.60%, 06/08/22 (b)	200,000	204,551
5.38%, 10/16/29	150,000	180,987
Eaton Corp.
1.50%, 11/02/17	150,000	150,211
2.75%, 11/02/22	250,000	250,499
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 11/02/32	100,000	101,486
4.15%, 11/02/42	100,000	100,793
General Dynamics Corp.
1.00%, 11/15/17	300,000	300,565
General Electric Capital Corp.
4.38%, 09/16/20	500,000	558,017
3.45%, 05/15/24 (b)	1,000,000	1,078,862
5.88%, 01/14/38	1,000,000	1,305,542
General Electric Co.
5.25%, 12/06/17	700,000	750,319
2.70%, 10/09/22	900,000	936,867
3.38%, 03/11/24	1,600,000	1,719,398
4.13%, 10/09/42	1,200,000	1,268,627
4.50%, 03/11/44	400,000	447,608
Honeywell International, Inc.
5.00%, 02/15/19	1,000,000	1,105,677
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	101,319
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	500,000	502,391
John Deere Capital Corp.
5.50%, 04/13/17	200,000	209,472
1.55%, 12/15/17	450,000	453,101
1.35%, 01/16/18	200,000	200,509
1.75%, 08/10/18	500,000	504,888
1.70%, 01/15/20	750,000	748,592
3.90%, 07/12/21	500,000	541,816
L-3 Communications Corp.
4.95%, 02/15/21 (b)	500,000	525,491
Lockheed Martin Corp.
1.85%, 11/23/18	500,000	506,034
4.25%, 11/15/19 (h)	250,000	274,155
2.50%, 11/23/20 (b)	500,000	512,681
3.35%, 09/15/21	500,000	529,714
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	533,178
3.25%, 08/01/23	1,000,000	1,047,181
4.75%, 06/01/43	500,000	564,476
3.85%, 04/15/45 (b)	250,000	248,468
Owens Corning
4.20%, 12/15/22 (b)	1,000,000	1,014,850
Packaging Corp. of America
3.65%, 09/15/24 (b)	500,000	496,813
Republic Services, Inc.
3.55%, 06/01/22 (b)	750,000	792,798
Roper Technologies, Inc.
3.13%, 11/15/22 (b)	250,000	249,119
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	227,074
3.88%, 03/01/25 (b)	250,000	252,441
Tyco International Finance S.A.
3.90%, 02/14/26 (b)	500,000	519,915
5.13%, 09/14/45 (b)	500,000	537,434
United Technologies Corp.
1.80%, 06/01/17	400,000	403,943
5.38%, 12/15/17	300,000	321,456
6.13%, 02/01/19	400,000	450,028
4.50%, 04/15/20	500,000	552,887

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 06/01/22	600,000	635,673
6.13%, 07/15/38	150,000	194,145
5.70%, 04/15/40	1,000,000	1,250,749
4.50%, 06/01/42	900,000	977,452
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	200,000	179,375
Waste Management, Inc.
6.10%, 03/15/18	100,000	109,284
2.90%, 09/15/22 (b)	200,000	204,149
4.10%, 03/01/45 (b)	500,000	504,024
		32,336,575
Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	204,933
4.00%, 10/01/23	400,000	431,569
6.15%, 03/01/37	200,000	236,171
6.15%, 02/15/41	350,000	419,494
America Movil S.A.B. de C.V.
3.13%, 07/16/22	200,000	205,862
6.13%, 03/30/40	500,000	594,381
4.38%, 07/16/42	500,000	488,722
American Tower Corp.
3.40%, 02/15/19	750,000	769,377
5.05%, 09/01/20	250,000	271,783
5.00%, 02/15/24	100,000	109,917
AT&T, Inc.
1.40%, 12/01/17	750,000	750,669
5.50%, 02/01/18	400,000	428,738
5.80%, 02/15/19	200,000	222,850
2.45%, 06/23/20 (b)	1,500,000	1,521,477
3.00%, 02/15/22	350,000	357,600
3.95%, 01/15/25 (b)	250,000	260,303
3.40%, 05/15/25 (b)	1,000,000	1,004,249
6.15%, 09/15/34	700,000	792,819
4.50%, 05/15/35 (b)	1,000,000	989,230
6.00%, 08/15/40 (b)	1,000,000	1,115,469
5.35%, 09/01/40	250,000	263,777
5.55%, 08/15/41	750,000	807,860
5.15%, 03/15/42	400,000	404,624
4.30%, 12/15/42 (b)	750,000	689,107
4.35%, 06/15/45 (b)	500,000	459,868
4.75%, 05/15/46 (b)	500,000	489,655
CBS Corp.
5.50%, 05/15/33	300,000	316,695
4.90%, 08/15/44 (b)	400,000	389,957
4.60%, 01/15/45 (b)	250,000	235,703
CCO Safari II LLC
4.91%, 07/23/25 (b)(c)	2,000,000	2,112,720
6.38%, 10/23/35 (b)(c)	500,000	553,236
6.48%, 10/23/45 (b)(c)	1,250,000	1,394,751
Comcast Corp.
5.15%, 03/01/20	500,000	562,906
6.95%, 08/15/37	350,000	492,431
4.65%, 07/15/42	500,000	557,493
4.60%, 08/15/45 (b)	1,000,000	1,112,179
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Crown Castle International Corp.
3.40%, 02/15/21 (b)	750,000	762,012
4.45%, 02/15/26 (b)	1,000,000	1,041,781
Discovery Communications LLC
3.45%, 03/15/25 (b)	500,000	472,887
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	312,206
4.80%, 03/01/26 (b)	500,000	515,058
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	217,156
6.63%, 01/15/40	500,000	555,400
5.00%, 05/13/45 (b)	250,000	231,159
6.13%, 01/31/46 (b)	750,000	798,750
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,137,429
4.38%, 04/01/21 (h)	1,750,000	1,958,183
5.95%, 04/01/41	350,000	448,454
Omnicom Group, Inc.
4.45%, 08/15/20	250,000	273,106
3.63%, 05/01/22	1,000,000	1,051,174
3.65%, 11/01/24 (b)	250,000	258,068
Qwest Corp.
6.75%, 12/01/21	350,000	377,125
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	253,051
3.63%, 12/15/25 (b)	500,000	521,563
5.00%, 03/15/44 (b)	500,000	552,913
TCI Communications, Inc.
7.13%, 02/15/28	300,000	404,506
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	158,408
5.13%, 04/27/20	250,000	276,900
5.46%, 02/16/21	250,000	284,321
4.57%, 04/27/23	150,000	164,129
7.05%, 06/20/36	150,000	190,440
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	671,498
Time Warner Cable, Inc.
5.00%, 02/01/20	1,000,000	1,086,419
4.13%, 02/15/21 (b)	500,000	528,849
5.88%, 11/15/40 (b)	1,000,000	1,038,291
Time Warner, Inc.
2.10%, 06/01/19	1,000,000	1,009,385
4.75%, 03/29/21	300,000	331,208
3.55%, 06/01/24 (b)	400,000	412,154
7.63%, 04/15/31	100,000	127,953
7.70%, 05/01/32	200,000	257,415
6.50%, 11/15/36	250,000	290,887
Verizon Communications, Inc.
1.35%, 06/09/17	750,000	752,371
3.65%, 09/14/18	1,000,000	1,052,682
6.35%, 04/01/19	500,000	566,891
4.50%, 09/15/20	500,000	552,572
4.60%, 04/01/21	500,000	555,927
3.00%, 11/01/21 (b)	500,000	520,159
5.15%, 09/15/23	1,250,000	1,445,035
4.15%, 03/15/24 (b)	1,000,000	1,089,063
3.50%, 11/01/24 (b)	1,000,000	1,051,105

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.75%, 12/01/30	100,000	136,670
6.40%, 09/15/33	750,000	925,088
4.40%, 11/01/34 (b)	2,500,000	2,535,230
5.85%, 09/15/35	1,500,000	1,742,301
6.55%, 09/15/43	500,000	661,010
4.86%, 08/21/46	1,000,000	1,058,798
4.52%, 09/15/48	388,000	390,312
5.01%, 08/21/54	300,000	302,252
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,079,059
4.25%, 09/01/23 (b)	150,000	153,780
3.88%, 04/01/24 (b)	400,000	399,081
6.88%, 04/30/36	200,000	209,872
Vodafone Group PLC
1.50%, 02/19/18	1,500,000	1,499,101
2.95%, 02/19/23	1,000,000	998,600
Walt Disney Co.
1.10%, 12/01/17	250,000	251,003
2.35%, 12/01/22	1,250,000	1,282,267
3.15%, 09/17/25	800,000	860,425
		63,059,467
Consumer Cyclical 1.9%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (b)	250,000	255,101
4.50%, 11/28/34 (b)	500,000	513,499
Amazon.com, Inc.
2.50%, 11/29/22 (b)	400,000	408,045
3.80%, 12/05/24 (b)	500,000	548,812
4.95%, 12/05/44 (b)	500,000	578,412
AutoZone, Inc.
3.70%, 04/15/22 (b)	500,000	522,959
3.25%, 04/15/25 (b)	500,000	501,578
Carnival Corp.
3.95%, 10/15/20	350,000	372,340
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	508,881
1.75%, 02/15/20	500,000	507,293
CVS Health Corp.
5.75%, 06/01/17	1,250,000	1,317,285
2.25%, 08/12/19 (b)	250,000	256,462
4.75%, 05/18/20 (b)	1,000,000	1,101,576
3.38%, 08/12/24 (b)	250,000	263,071
3.88%, 07/20/25 (b)	500,000	540,597
5.30%, 12/05/43 (b)	200,000	237,044
5.13%, 07/20/45 (b)	1,250,000	1,453,451
Delphi Corp.
5.00%, 02/15/23 (b)	300,000	316,500
4.15%, 03/15/24 (b)	150,000	154,488
eBay, Inc.
1.35%, 07/15/17	500,000	499,125
2.50%, 03/09/18	500,000	508,349
Ford Motor Co.
7.45%, 07/16/31	425,000	555,083
4.75%, 01/15/43	600,000	604,241
Ford Motor Credit Co. LLC
6.63%, 08/15/17	1,450,000	1,538,514
2.15%, 01/09/18	750,000	749,434
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 01/16/18	1,500,000	1,503,330
5.88%, 08/02/21	1,500,000	1,721,206
4.13%, 08/04/25	1,000,000	1,042,609
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	488,079
General Motors Co.
3.50%, 10/02/18	250,000	256,062
6.25%, 10/02/43	250,000	267,914
Home Depot, Inc.
2.00%, 06/15/19 (b)	500,000	513,352
3.75%, 02/15/24 (b)	500,000	553,721
5.88%, 12/16/36	700,000	912,647
4.88%, 02/15/44 (b)	750,000	892,115
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	500,000	510,326
6.00%, 01/15/36	500,000	552,789
4.63%, 07/02/44 (b)	200,000	194,083
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	750,000	796,273
3.38%, 09/15/25 (b)	1,000,000	1,073,489
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (b)	200,000	190,267
5.13%, 01/15/42 (b)	300,000	257,453
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	204,423
3.13%, 10/15/21 (b)	200,000	203,900
McDonald's Corp.
5.30%, 03/15/17 (h)	86,000	89,605
5.35%, 03/01/18	150,000	161,495
2.75%, 12/09/20 (b)	500,000	518,423
3.38%, 05/26/25 (b)	350,000	365,380
4.88%, 12/09/45 (b)	250,000	274,219
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	102,542
3.63%, 05/01/43 (b)	50,000	49,906
Nordstrom, Inc.
4.00%, 10/15/21 (b)	300,000	317,433
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (b)	500,000	515,467
QVC, Inc.
4.38%, 03/15/23	1,000,000	979,361
5.45%, 08/15/34 (b)	200,000	177,307
Starbucks Corp.
2.70%, 06/15/22 (b)	500,000	518,990
3.85%, 10/01/23 (b)	300,000	327,827
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	109,219
3.75%, 03/15/25 (b)	1,000,000	1,039,460
4.50%, 10/01/34 (b)	250,000	239,767
Target Corp.
6.00%, 01/15/18	500,000	544,284
2.30%, 06/26/19	500,000	517,944
3.50%, 07/01/24	250,000	274,511
Toyota Motor Credit Corp.
1.45%, 01/12/18	500,000	502,677
1.55%, 07/13/18	2,500,000	2,523,122
3.40%, 09/15/21	1,350,000	1,450,912

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,025,515
4.15%, 12/14/35 (b)	750,000	807,581
4.30%, 12/14/45 (b)	750,000	822,619
Wal-Mart Stores, Inc.
3.25%, 10/25/20	500,000	540,031
2.55%, 04/11/23 (b)	700,000	720,773
5.25%, 09/01/35	1,050,000	1,303,108
6.50%, 08/15/37	500,000	698,129
6.20%, 04/15/38	700,000	949,229
4.00%, 04/11/43 (b)	500,000	530,989
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (b)	250,000	257,711
4.80%, 11/18/44 (b)	600,000	598,598
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	109,564
		46,909,876
Consumer Non-Cyclical 3.9%
Abbott Laboratories
2.55%, 03/15/22	500,000	509,271
AbbVie, Inc.
1.75%, 11/06/17	700,000	703,514
2.00%, 11/06/18	700,000	707,794
2.90%, 11/06/22	500,000	509,594
3.20%, 11/06/22 (b)	300,000	310,687
4.50%, 05/14/35 (b)	1,000,000	1,042,303
4.40%, 11/06/42	1,000,000	1,014,264
Actavis Funding SCS
3.85%, 06/15/24 (b)	500,000	524,963
4.75%, 03/15/45 (b)	500,000	527,942
Allergan, Inc.
2.80%, 03/15/23 (b)	1,150,000	1,127,244
Altria Group, Inc.
9.25%, 08/06/19	250,000	309,136
4.75%, 05/05/21	500,000	567,730
2.85%, 08/09/22	1,600,000	1,655,120
2.95%, 05/02/23	800,000	829,463
4.25%, 08/09/42	200,000	208,787
Amgen, Inc.
5.85%, 06/01/17	700,000	737,084
3.88%, 11/15/21 (b)	500,000	542,588
3.63%, 05/22/24 (b)	500,000	526,917
5.15%, 11/15/41 (b)	500,000	553,788
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	400,000	405,879
2.15%, 02/01/19	1,400,000	1,431,214
2.65%, 02/01/21 (b)	2,000,000	2,056,544
3.30%, 02/01/23 (b)	1,000,000	1,040,554
3.70%, 02/01/24	200,000	214,187
3.65%, 02/01/26 (b)	1,500,000	1,579,333
4.70%, 02/01/36 (b)	1,500,000	1,624,200
4.63%, 02/01/44	500,000	542,902
4.90%, 02/01/46 (b)	850,000	952,247
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	500,000	502,830
7.75%, 01/15/19	500,000	582,980
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.88%, 11/15/19	350,000	413,243
5.00%, 04/15/20	250,000	280,466
AstraZeneca PLC
2.38%, 11/16/20	500,000	510,445
6.45%, 09/15/37	150,000	199,796
Baxalta, Inc.
2.00%, 06/22/18 (c)	1,000,000	992,482
2.88%, 06/23/20 (b)(c)	1,250,000	1,249,080
3.60%, 06/23/22 (b)(c)	1,000,000	1,017,265
4.00%, 06/23/25 (b)(c)	1,750,000	1,781,717
5.25%, 06/23/45 (b)(c)	1,000,000	1,065,209
Baxter International, Inc.
6.25%, 12/01/37	750,000	935,380
Biogen, Inc.
2.90%, 09/15/20	2,000,000	2,060,440
4.05%, 09/15/25 (b)	1,000,000	1,070,740
5.20%, 09/15/45 (b)	500,000	556,766
Boston Scientific Corp.
6.00%, 01/15/20	150,000	169,463
4.13%, 10/01/23 (b)	100,000	105,028
Bottling Group LLC
5.13%, 01/15/19	500,000	553,008
Bristol-Myers Squibb Co.
3.25%, 08/01/42	100,000	93,357
Campbell Soup Co.
2.50%, 08/02/22	350,000	343,566
Cardinal Health, Inc.
1.90%, 06/15/17	400,000	402,750
1.70%, 03/15/18	750,000	752,231
1.95%, 06/15/18	250,000	251,302
3.75%, 09/15/25 (b)	250,000	264,743
4.90%, 09/15/45 (b)	500,000	531,550
Celgene Corp.
2.30%, 08/15/18	750,000	761,689
2.88%, 08/15/20	1,000,000	1,031,011
3.55%, 08/15/22	1,000,000	1,049,970
3.63%, 05/15/24 (b)	700,000	724,758
4.63%, 05/15/44 (b)	300,000	306,847
5.00%, 08/15/45 (b)	250,000	271,400
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	102,040
1.75%, 03/15/19	500,000	511,119
3.25%, 03/15/24	200,000	215,681
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	783,000	789,410
Delhaize Group S.A.
5.70%, 10/01/40	750,000	811,346
Diageo Capital PLC
5.75%, 10/23/17	300,000	320,015
1.13%, 04/29/18	200,000	199,278
5.88%, 09/30/36	150,000	185,532
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	1,500,000	1,551,066
Eli Lilly & Co.
1.25%, 03/01/18	500,000	504,004
3.70%, 03/01/45 (b)	500,000	510,160

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	504,024
3.50%, 06/15/24 (b)	250,000	248,214
6.13%, 11/15/41	750,000	845,834
General Mills, Inc.
5.40%, 06/15/40	500,000	604,345
Genzyme Corp.
5.00%, 06/15/20	250,000	281,722
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	254,498
2.05%, 04/01/19	1,000,000	1,020,543
2.55%, 09/01/20	500,000	515,229
4.40%, 12/01/21 (b)	350,000	391,274
3.70%, 04/01/24 (b)	400,000	429,609
3.50%, 02/01/25 (b)	500,000	527,939
5.65%, 12/01/41 (b)	200,000	243,095
4.80%, 04/01/44 (b)	350,000	384,205
4.50%, 02/01/45 (b)	250,000	265,451
4.75%, 03/01/46 (b)	750,000	822,965
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	164,392
2.85%, 05/08/22	150,000	157,253
Hasbro, Inc.
6.30%, 09/15/17	100,000	106,276
6.35%, 03/15/40	450,000	529,515
JM Smucker Co.
3.50%, 03/15/25	750,000	783,322
Johnson & Johnson
5.55%, 08/15/17	250,000	265,901
Kimberly-Clark Corp.
3.63%, 08/01/20	500,000	541,106
6.63%, 08/01/37	100,000	138,583
5.30%, 03/01/41	200,000	248,121
Koninklijke Philips N.V.
3.75%, 03/15/22	250,000	263,889
5.00%, 03/15/42	100,000	101,386
Kraft Heinz Foods Co.
5.38%, 02/10/20	1,000,000	1,117,220
3.50%, 06/06/22	1,500,000	1,578,907
5.00%, 06/04/42	1,000,000	1,092,643
5.20%, 07/15/45 (b)	500,000	561,635
Laboratory Corp. of America Holdings
2.63%, 02/01/20	750,000	753,832
Lorillard Tobacco Co.
2.30%, 08/21/17	1,000,000	1,013,702
McKesson Corp.
2.28%, 03/15/19	300,000	303,826
3.80%, 03/15/24 (b)	500,000	522,811
Medtronic, Inc.
2.50%, 03/15/20	1,500,000	1,553,092
3.63%, 03/15/24 (b)	200,000	214,966
3.50%, 03/15/25	1,000,000	1,068,575
4.00%, 04/01/43 (b)	300,000	308,213
4.63%, 03/15/45	750,000	841,510
Merck & Co., Inc.
3.88%, 01/15/21 (b)	500,000	549,597
3.70%, 02/10/45 (b)	500,000	510,160
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Molson Coors Brewing Co.
3.50%, 05/01/22	200,000	206,483
Mondelez International, Inc.
2.25%, 02/01/19 (b)	500,000	510,827
4.00%, 02/01/24 (b)	400,000	430,164
6.88%, 02/01/38	500,000	628,782
Newell Rubbermaid, Inc.
2.88%, 12/01/19 (b)	400,000	404,715
4.70%, 08/15/20	150,000	161,069
Novartis Capital Corp.
4.40%, 04/24/20 (h)	100,000	111,250
3.00%, 11/20/25 (b)	1,000,000	1,044,563
PepsiCo, Inc.
1.25%, 08/13/17	250,000	251,388
1.25%, 04/30/18	500,000	503,963
2.25%, 01/07/19 (b)	750,000	770,786
1.50%, 02/22/19	500,000	506,155
3.60%, 03/01/24 (b)	500,000	548,581
4.88%, 11/01/40	200,000	225,611
4.60%, 07/17/45 (b)	500,000	565,120
Perrigo Finance plc
3.90%, 12/15/24 (b)	500,000	498,317
Pfizer, Inc.
6.20%, 03/15/19 (h)	225,000	256,197
4.40%, 05/15/44	500,000	566,691
Philip Morris International, Inc.
1.13%, 08/21/17	1,100,000	1,102,929
4.50%, 03/26/20	250,000	277,414
2.90%, 11/15/21	1,000,000	1,057,848
2.50%, 08/22/22	100,000	103,073
6.38%, 05/16/38	650,000	869,452
4.25%, 11/10/44	200,000	212,221
Procter & Gamble Co.
4.70%, 02/15/19	650,000	715,313
1.85%, 02/02/21	500,000	508,202
Quest Diagnostics, Inc.
4.75%, 01/15/20	400,000	435,297
2.50%, 03/30/20 (b)	500,000	502,306
4.25%, 04/01/24 (b)	500,000	521,519
3.50%, 03/30/25 (b)	1,000,000	1,007,769
4.70%, 03/30/45 (b)	500,000	486,321
Reynolds American, Inc.
4.45%, 06/12/25 (b)	500,000	551,144
5.85%, 08/15/45 (b)	500,000	612,917
Sanofi
1.25%, 04/10/18	100,000	100,555
4.00%, 03/29/21	150,000	165,061
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	40,000	40,283
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	14,000	16,624
The Coca-Cola Co.
1.65%, 11/01/18	500,000	509,349
3.15%, 11/15/20	1,000,000	1,074,772
2.88%, 10/27/25	500,000	520,769

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Kroger Co.
2.30%, 01/15/19 (b)	500,000	511,705
3.85%, 08/01/23 (b)	350,000	376,915
7.50%, 04/01/31 (h)	100,000	130,940
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	54,067
3.60%, 08/15/21 (b)	50,000	51,796
4.15%, 02/01/24 (b)	200,000	211,175
5.30%, 02/01/44 (b)	200,000	224,511
Unilever Capital Corp.
4.25%, 02/10/21	800,000	896,944
Wyeth LLC
5.95%, 04/01/37	500,000	643,674
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	1,000,000	1,002,863
2.70%, 04/01/20 (b)	500,000	507,479
4.25%, 08/15/35 (b)	500,000	489,814
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	247,596
4.70%, 02/01/43 (b)	100,000	94,391
		96,941,462
Energy 2.3%
Anadarko Petroleum Corp.
6.38%, 09/15/17	200,000	209,668
6.45%, 09/15/36	500,000	500,684
Apache Corp.
6.90%, 09/15/18	600,000	650,255
3.25%, 04/15/22 (b)	1,500,000	1,445,167
6.00%, 01/15/37	500,000	499,018
4.75%, 04/15/43 (b)	600,000	540,524
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	300,000	305,318
BP Capital Markets PLC
1.85%, 05/05/17	1,000,000	1,004,993
4.75%, 03/10/19	250,000	269,845
2.32%, 02/13/20	750,000	756,594
4.50%, 10/01/20	300,000	328,249
4.74%, 03/11/21	1,000,000	1,110,304
3.06%, 03/17/22	500,000	509,988
3.25%, 05/06/22	200,000	205,996
Buckeye Partners LP
4.35%, 10/15/24 (b)	300,000	269,909
Cameron International Corp.
4.00%, 12/15/23 (b)	500,000	510,950
Canadian Natural Resources Ltd.
5.70%, 05/15/17	300,000	309,331
3.80%, 04/15/24 (b)	150,000	134,917
6.25%, 03/15/38	100,000	92,246
Chevron Corp.
1.10%, 12/05/17 (b)	500,000	499,257
1.72%, 06/24/18 (b)	1,000,000	1,009,781
3.19%, 06/24/23 (b)	400,000	412,720
Cimarex Energy Co.
5.88%, 05/01/22 (b)	750,000	775,440
Conoco, Inc.
6.95%, 04/15/29	200,000	225,466
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ConocoPhillips
5.20%, 05/15/18	250,000	264,559
6.50%, 02/01/39	350,000	383,890
Devon Energy Corp.
2.25%, 12/15/18 (b)	500,000	466,944
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	1,100,000	1,105,356
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	969,578
Enbridge, Inc.
4.50%, 06/10/44 (b)	150,000	119,792
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	1,500,000	1,442,647
4.65%, 06/01/21 (b)	1,000,000	961,975
5.20%, 02/01/22 (b)	1,000,000	950,091
4.75%, 01/15/26 (b)	1,300,000	1,183,624
4.90%, 03/15/35 (b)	750,000	595,492
6.63%, 10/15/36	500,000	460,272
7.50%, 07/01/38	500,000	484,890
6.50%, 02/01/42 (b)	1,000,000	910,549
6.13%, 12/15/45 (b)	500,000	450,221
EnLink Midstream Partners LP
2.70%, 04/01/19 (b)	500,000	446,744
5.05%, 04/01/45 (b)	500,000	337,412
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	105,873
2.55%, 10/15/19 (b)	500,000	501,743
3.35%, 03/15/23 (b)	500,000	498,455
3.90%, 02/15/24 (b)	400,000	404,969
3.75%, 02/15/25 (b)	150,000	150,007
6.65%, 10/15/34	250,000	278,868
4.85%, 03/15/44 (b)	100,000	94,157
5.10%, 02/15/45 (b)	500,000	487,110
EOG Resources, Inc.
5.63%, 06/01/19	500,000	545,678
2.63%, 03/15/23 (b)	500,000	474,539
4.15%, 01/15/26 (b)	250,000	260,475
3.90%, 04/01/35 (b)	500,000	464,809
Exxon Mobil Corp.
1.82%, 03/15/19 (b)	500,000	507,676
3.57%, 03/06/45 (b)	500,000	487,462
4.11%, 03/01/46 (b)	500,000	531,533
Halliburton Co.
6.15%, 09/15/19	125,000	141,382
2.70%, 11/15/20 (b)	500,000	507,941
5.00%, 11/15/45 (b)	500,000	489,785
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	1,750,000	1,764,329
Hess Corp.
8.13%, 02/15/19	200,000	219,880
7.30%, 08/15/31	150,000	159,868
7.13%, 03/15/33	600,000	604,969
Husky Energy, Inc.
7.25%, 12/15/19	200,000	221,242
3.95%, 04/15/22 (b)	1,000,000	997,626
6.80%, 09/15/37	500,000	503,495
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	265,031

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	100,000	104,721
6.85%, 02/15/20 (h)	50,000	54,679
3.45%, 02/15/23 (b)	750,000	696,889
4.30%, 05/01/24 (b)	300,000	285,580
5.80%, 03/15/35	100,000	90,064
5.00%, 08/15/42 (b)	100,000	83,664
4.70%, 11/01/42 (b)	300,000	236,470
5.40%, 09/01/44 (b)	400,000	351,408
Kinder Morgan, Inc.
7.25%, 06/01/18	750,000	802,052
4.30%, 06/01/25 (b)	250,000	238,239
5.55%, 06/01/45 (b)	700,000	624,215
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	83,918
Marathon Oil Corp.
2.80%, 11/01/22 (b)	300,000	244,655
6.60%, 10/01/37	200,000	165,212
Marathon Petroleum Corp.
5.13%, 03/01/21 (h)	250,000	260,353
4.75%, 09/15/44 (b)	250,000	200,765
MPLX LP
4.00%, 02/15/25 (b)	250,000	215,939
Nexen, Inc.
5.88%, 03/10/35	300,000	332,617
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	105,020
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	233,835
5.25%, 11/15/43 (b)	400,000	345,637
Occidental Petroleum Corp.
2.60%, 04/15/22 (b)(g)	500,000	504,614
4.40%, 04/15/46 (b)(g)	1,500,000	1,513,464
Petro-Canada
6.80%, 05/15/38	1,000,000	1,099,164
Phillips 66
4.88%, 11/15/44 (b)	1,000,000	1,005,644
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	455,195
Pioneer Natural Resources Co.
6.65%, 03/15/17	350,000	362,000
7.50%, 01/15/20	250,000	282,853
7.20%, 01/15/28	220,000	249,479
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	104,347
3.65%, 06/01/22 (b)	200,000	183,314
3.85%, 10/15/23 (b)	150,000	134,385
6.65%, 01/15/37	100,000	92,773
Schlumberger Investment S.A.
3.65%, 12/01/23 (b)	750,000	779,594
Shell International Finance BV
4.30%, 09/22/19	100,000	108,234
3.25%, 05/11/25	1,500,000	1,515,934
6.38%, 12/15/38	500,000	613,344
4.55%, 08/12/43	250,000	260,159
4.38%, 05/11/45	500,000	502,671
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	154,737
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	367,594
5.65%, 03/01/20	300,000	308,599
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	107,901
5.95%, 09/25/43 (b)	600,000	634,600
Suncor Energy, Inc.
6.10%, 06/01/18	1,000,000	1,069,561
5.95%, 12/01/34	250,000	252,596
6.50%, 06/15/38	150,000	161,854
Tosco Corp.
7.80%, 01/01/27	150,000	183,583
Total Capital International S.A.
2.88%, 02/17/22	500,000	513,495
3.75%, 04/10/24	500,000	526,636
TransCanada PipeLines Ltd.
1.88%, 01/12/18	750,000	749,137
4.63%, 03/01/34 (b)	100,000	95,712
7.63%, 01/15/39	100,000	120,381
Valero Energy Corp.
6.13%, 06/15/17	750,000	782,855
4.90%, 03/15/45	500,000	448,074
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	429,183
Williams Partners LP
5.25%, 03/15/20	250,000	239,784
3.60%, 03/15/22 (b)	100,000	82,448
		58,531,388
Other Industrial 0.1%
Cintas Corp. No. 2
3.25%, 06/01/22 (b)	1,255,000	1,309,836
Princeton University
4.95%, 03/01/19	750,000	830,129
		2,139,965
Technology 1.6%
Analog Devices, Inc.
3.90%, 12/15/25 (b)	250,000	270,337
5.30%, 12/15/45 (b)	500,000	562,426
Apple, Inc.
1.05%, 05/05/17	500,000	501,977
1.00%, 05/03/18	1,000,000	1,002,370
2.85%, 05/06/21	1,000,000	1,049,274
2.40%, 05/03/23	500,000	503,531
3.85%, 05/03/43	1,000,000	974,741
4.45%, 05/06/44	1,000,000	1,055,695
3.45%, 02/09/45	500,000	452,769
4.38%, 05/13/45	1,000,000	1,049,691
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	258,447
Arrow Electronics, Inc.
4.50%, 03/01/23 (b)	200,000	209,833
Cisco Systems, Inc.
1.10%, 03/03/17	750,000	752,317
4.45%, 01/15/20	1,000,000	1,108,911

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.20%, 02/28/21	500,000	510,302
3.63%, 03/04/24	250,000	274,727
3.50%, 06/15/25	250,000	271,530
5.90%, 02/15/39	500,000	647,846
EMC Corp.
2.65%, 06/01/20	500,000	468,840
Fidelity National Information Services, Inc.
2.85%, 10/15/18	300,000	305,075
3.50%, 04/15/23 (b)	300,000	299,843
5.00%, 10/15/25 (b)	500,000	540,942
Fiserv, Inc.
4.63%, 10/01/20	750,000	811,279
3.85%, 06/01/25 (b)	250,000	263,944
Flextronics International Ltd.
4.75%, 06/15/25 (b)	500,000	491,250
Google, Inc.
3.38%, 02/25/24	300,000	328,600
Harris Corp.
6.15%, 12/15/40	150,000	178,767
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)(c)	500,000	520,453
4.40%, 10/15/22 (b)(c)	1,000,000	1,046,226
4.90%, 10/15/25 (b)(c)	750,000	773,308
6.20%, 10/15/35 (b)(c)	750,000	740,023
6.35%, 10/15/45 (b)(c)	500,000	493,008
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	250,224
4.95%, 12/15/24 (b)	100,000	97,489
Intel Corp.
3.70%, 07/29/25 (b)	1,000,000	1,096,602
4.80%, 10/01/41	750,000	840,472
4.25%, 12/15/42 (h)	250,000	258,661
International Business Machines Corp.
5.70%, 09/14/17	500,000	533,975
1.88%, 05/15/19	200,000	203,017
2.25%, 02/19/21	1,500,000	1,533,955
3.38%, 08/01/23	150,000	158,957
3.63%, 02/12/24	500,000	537,617
4.00%, 06/20/42	500,000	509,858
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	500,000	504,847
Lam Research Corp.
3.80%, 03/15/25 (b)	500,000	479,394
Microsoft Corp.
1.30%, 11/03/18	2,000,000	2,020,216
1.63%, 12/06/18	1,000,000	1,019,407
2.00%, 11/03/20 (b)	1,000,000	1,025,212
4.50%, 10/01/40 (h)	100,000	110,999
5.30%, 02/08/41	500,000	612,036
4.45%, 11/03/45 (b)	500,000	555,992
NetApp, Inc.
2.00%, 12/15/17	500,000	498,993
Oracle Corp.
5.75%, 04/15/18	750,000	820,272
2.25%, 10/08/19	500,000	516,091
2.80%, 07/08/21	1,000,000	1,047,638
3.40%, 07/08/24 (b)	650,000	692,186
2.95%, 05/15/25 (b)	500,000	512,787
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 07/08/34 (b)	400,000	421,476
6.13%, 07/08/39	750,000	969,637
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	350,000	357,521
QUALCOMM, Inc.
3.45%, 05/20/25 (b)	500,000	518,085
4.80%, 05/20/45 (b)	500,000	496,450
Seagate HDD Cayman
3.75%, 11/15/18	800,000	796,980
4.75%, 06/01/23	750,000	622,165
4.75%, 01/01/25	500,000	391,187
5.75%, 12/01/34 (b)	500,000	356,059
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	500,000	504,639
Xerox Corp.
2.75%, 03/15/19	300,000	295,693
2.75%, 09/01/20	500,000	466,275
		41,351,346
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	734,835	713,682
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	154,787
3.85%, 09/01/23 (b)	400,000	438,196
3.40%, 09/01/24 (b)	2,000,000	2,131,940
5.05%, 03/01/41 (b)	500,000	572,553
4.55%, 09/01/44 (b)	400,000	434,505
Canadian National Railway Co.
2.95%, 11/21/24 (b)	150,000	154,831
4.50%, 11/07/43 (b)	300,000	338,312
Canadian Pacific Railway Co.
4.50%, 01/15/22	500,000	545,699
5.75%, 01/15/42	250,000	286,262
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	367,486	377,144
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	87,695	89,781
CSX Corp.
4.25%, 06/01/21 (b)	150,000	164,143
4.10%, 03/15/44 (b)	100,000	99,068
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	415,831	478,726
FedEx Corp.
2.63%, 08/01/22	500,000	506,676
3.90%, 02/01/35	300,000	291,369
3.88%, 08/01/42	200,000	186,993
Kansas City Southern
2.35%, 05/15/20 (b)	350,000	344,085
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	750,000	765,169
4.84%, 10/01/41	100,000	109,317
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	300,793
Southwest Airlines Co.
2.65%, 11/05/20 (b)	1,000,000	1,020,692

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Union Pacific Corp.
5.70%, 08/15/18	1,000,000	1,099,197
3.65%, 02/15/24 (b)	500,000	540,100
3.25%, 08/15/25 (b)	500,000	534,572
4.15%, 01/15/45 (b)	1,000,000	1,030,709
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	162,098
5.13%, 04/01/19	150,000	166,699
6.20%, 01/15/38	200,000	273,515
4.88%, 11/15/40 (b)	400,000	480,924
		14,792,537
		378,564,306
Utilities 1.9%
Electric 1.7%
Alabama Power Co.
3.55%, 12/01/23	350,000	371,162
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	1,000,000	994,398
Appalachian Power Co.
3.40%, 06/01/25 (b)	300,000	307,521
7.00%, 04/01/38	750,000	964,500
4.45%, 06/01/45 (b)	500,000	517,649
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	253,003
Berkshire Hathaway Energy Co.
5.75%, 04/01/18 (h)	1,250,000	1,347,149
2.40%, 02/01/20 (b)	300,000	305,949
6.13%, 04/01/36 (h)	500,000	620,935
5.95%, 05/15/37	250,000	301,428
6.50%, 09/15/37	500,000	654,096
5.15%, 11/15/43 (b)	800,000	928,933
4.50%, 02/01/45 (b)	850,000	908,620
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,150,132
4.70%, 03/31/43 (b)	250,000	260,063
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	216,298
4.45%, 03/15/44 (b)	650,000	709,945
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	522,657
3.95%, 05/15/43 (b)	250,000	257,621
Delmarva Power & Light Co.
3.50%, 11/15/23 (b)	500,000	532,062
Dominion Resources, Inc.
1.90%, 06/15/18	1,100,000	1,102,801
5.25%, 08/01/33	500,000	529,606
4.05%, 09/15/42 (b)	800,000	736,564
DTE Energy Co.
3.30%, 06/15/22 (b)(c)	500,000	519,622
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	318,066
6.05%, 04/15/38	200,000	259,748
5.30%, 02/15/40	600,000	740,254
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,500,000	1,507,944
3.75%, 04/15/24 (b)	1,000,000	1,047,257
Duke Energy Florida LLC
6.40%, 06/15/38	91,000	123,004
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	1,500,000	1,579,228
Edison International
2.95%, 03/15/23 (b)	500,000	505,295
Exelon Generation Co. LLC
2.95%, 01/15/20 (b)	500,000	503,658
4.00%, 10/01/20 (b)	500,000	523,117
5.60%, 06/15/42 (b)	750,000	727,677
Florida Power & Light Co.
3.13%, 12/01/25 (b)	750,000	789,159
5.95%, 02/01/38	150,000	196,501
3.80%, 12/15/42 (b)	275,000	280,923
Georgia Power Co.
4.75%, 09/01/40	500,000	533,984
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	1,000,000	1,059,054
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (h)	100,000	107,357
Nevada Power Co.
6.65%, 04/01/36	500,000	649,213
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	500,000	514,954
Ohio Power Co.
5.38%, 10/01/21	1,000,000	1,139,106
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)	350,000	353,140
4.55%, 12/01/41 (b)	200,000	207,398
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	218,020
6.05%, 03/01/34	1,000,000	1,278,897
4.30%, 03/15/45 (b)	1,000,000	1,081,486
PPL Capital Funding, Inc.
4.20%, 06/15/22 (b)	1,100,000	1,187,238
3.40%, 06/01/23 (b)	1,000,000	1,021,719
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	500,000	510,328
6.25%, 05/15/39	500,000	654,403
PSEG Power LLC
5.13%, 04/15/20	400,000	432,927
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	103,425
Puget Energy, Inc.
6.50%, 12/15/20	500,000	580,351
6.00%, 09/01/21	250,000	285,388
3.65%, 05/15/25 (b)	1,500,000	1,512,591
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	314,978
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	300,000	324,856
Sempra Energy
3.55%, 06/15/24 (b)	400,000	406,624

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern California Edison Co.
5.50%, 08/15/18	100,000	109,836
Southern Power Co.
1.50%, 06/01/18	500,000	496,291
2.38%, 06/01/20 (b)	200,000	199,516
TransAlta Corp.
6.65%, 05/15/18	250,000	248,772
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	103,092
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	319,931
6.00%, 05/15/37	300,000	383,183
WEC Energy Group, Inc.
1.65%, 06/15/18	200,000	200,169
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	104,775
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	500,000	549,065
2.40%, 03/15/21 (b)	250,000	253,401
4.80%, 09/15/41 (b)	600,000	661,795
		42,221,808
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	650,000	661,172
NiSource Finance Corp.
6.25%, 12/15/40	500,000	632,462
ONE Gas, Inc.
3.61%, 02/01/24 (b)	100,000	104,667
4.66%, 02/01/44 (b)	300,000	326,180
Sempra Energy
9.80%, 02/15/19	500,000	601,816
6.00%, 10/15/39	350,000	400,855
Southwest Gas Corp.
3.88%, 04/01/22 (b)	200,000	206,630
		2,933,782
Other Utilities 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (b)	750,000	790,921
		790,921
		45,946,511
Total Corporate Bonds
(Cost $609,777,550)		617,528,412

Foreign Government Securities 4.5% of net assets
Foreign Agencies 1.4%
Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,000,000	1,001,208
		1,001,208
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	500,000	499,373
Export Development Canada
1.75%, 07/21/20	1,500,000	1,528,980
Nexen, Inc.
6.40%, 05/15/37	200,000	228,243
		2,256,596
Colombia 0.0%
Ecopetrol S.A.
4.25%, 09/18/18	250,000	254,775
7.63%, 07/23/19	200,000	219,500
5.88%, 09/18/23	100,000	98,851
5.88%, 05/28/45	100,000	79,220
		652,346
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
4.38%, 03/15/18 (d)	1,500,000	1,598,797
1.00%, 06/11/18 (d)	1,000,000	999,329
4.50%, 07/16/18 (d)(h)	2,000,000	2,156,598
1.13%, 08/06/18 (d)	1,500,000	1,502,667
1.50%, 02/06/19 (d)	1,500,000	1,517,406
4.88%, 06/17/19 (d)	1,000,000	1,114,090
4.00%, 01/27/20 (d)	1,000,000	1,096,754
1.50%, 04/20/20 (d)	1,500,000	1,508,499
1.88%, 06/30/20 (d)	1,000,000	1,019,505
2.75%, 09/08/20 (d)	1,000,000	1,056,580
2.38%, 08/25/21 (d)	1,000,000	1,040,745
2.50%, 11/20/24 (d)	1,000,000	1,041,415
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	645,000	645,768
1.88%, 09/17/18 (d)	1,000,000	1,020,127
		17,318,280
Japan 0.1%
Japan Bank for International Cooperation
1.75%, 07/31/18	750,000	755,687
1.75%, 11/13/18	1,000,000	1,005,178
1.75%, 05/29/19	400,000	401,595
		2,162,460
Mexico 0.2%
Petroleos Mexicanos
5.75%, 03/01/18	500,000	527,500
3.13%, 01/23/19	400,000	397,400
5.50%, 02/04/19	1,000,000	1,050,000
3.50%, 07/23/20 (c)	500,000	491,250
5.50%, 01/21/21	400,000	415,750
3.50%, 01/30/23	500,000	454,375
4.88%, 01/18/24	500,000	491,375
6.63%, 06/15/35	500,000	482,500
6.63%, 06/15/38	200,000	190,500
6.50%, 06/02/41	250,000	236,625

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 06/27/44	935,000	781,566
5.63%, 01/23/46 (c)	250,000	211,038
		5,729,879
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	506,449
2.45%, 01/17/23	1,000,000	970,374
3.70%, 03/01/24	400,000	418,235
4.25%, 11/23/41	1,000,000	970,587
		2,865,645
Republic of Korea 0.1%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	335,131
5.00%, 04/11/22	200,000	230,919
2.88%, 01/21/25	750,000	766,395
Korea Development Bank
3.50%, 08/22/17	500,000	514,206
3.00%, 03/17/19	700,000	724,891
2.25%, 05/18/20	500,000	506,493
		3,078,035
Sweden 0.0%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	155,724
1.13%, 04/05/18	250,000	250,073
1.88%, 06/17/19	500,000	509,283
		915,080
		35,979,529
Foreign Local Government 0.3%
Canada 0.3%
Hydro-Quebec
1.38%, 06/19/17	250,000	251,285
8.05%, 07/07/24 (h)	160,000	221,506
Province of British Columbia
2.00%, 10/23/22	200,000	201,587
Province of Manitoba
1.13%, 06/01/18	250,000	250,192
1.75%, 05/30/19	200,000	202,595
Province of Ontario
1.10%, 10/25/17	750,000	751,054
3.15%, 12/15/17	500,000	517,583
4.00%, 10/07/19	225,000	243,916
4.40%, 04/14/20	300,000	332,686
2.50%, 09/10/21	500,000	516,477
2.45%, 06/29/22	500,000	513,152
Province of Quebec
2.75%, 08/25/21	500,000	524,349
2.63%, 02/13/23	250,000	257,011
7.13%, 02/09/24	1,000,000	1,313,280
2.88%, 10/16/24	1,000,000	1,042,525
7.50%, 09/15/29	168,000	250,630
		7,389,828
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sovereign 1.2%
Canada 0.0%
Canada Government International Bond
1.63%, 02/27/19	500,000	509,496
		509,496
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	300,000	299,250
3.13%, 03/27/25	650,000	681,525
3.63%, 10/30/42	100,000	94,750
		1,075,525
Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	340,350
4.38%, 07/12/21	1,000,000	1,045,000
4.50%, 01/28/26 (b)	250,000	256,563
7.38%, 09/18/37	300,000	356,250
6.13%, 01/18/41	250,000	263,750
5.00%, 06/15/45 (b)	350,000	327,250
		2,589,163
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	500,750
		500,750
Italy 0.1%
Italy Government International Bond
5.38%, 06/12/17	100,000	104,434
6.88%, 09/27/23	1,000,000	1,261,787
5.38%, 06/15/33	250,000	293,948
		1,660,169
Mexico 0.2%
Mexico Government International Bond
3.50%, 01/21/21	150,000	155,625
3.63%, 03/15/22	900,000	931,500
8.00%, 09/24/22	100,000	128,900
4.00%, 10/02/23	350,000	367,500
3.60%, 01/30/25	2,000,000	2,045,000
6.05%, 01/11/40	300,000	352,875
4.75%, 03/08/44	1,300,000	1,300,000
5.55%, 01/21/45	600,000	666,750
		5,948,150
Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	600,000	663,000
4.00%, 09/22/24 (b)	500,000	527,500

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 03/16/25 (b)	750,000	772,500
6.70%, 01/26/36	200,000	256,000
		2,219,000
Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19 (h)	250,000	287,750
7.35%, 07/21/25	1,000,000	1,317,500
		1,605,250
Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	500,000	608,600
4.00%, 01/15/21	300,000	330,119
4.20%, 01/21/24	300,000	339,274
5.50%, 03/30/26	600,000	752,156
6.38%, 01/15/32	350,000	484,127
3.95%, 01/20/40	1,000,000	1,099,125
		3,613,401
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	400,000	455,201
5.13%, 04/21/21	350,000	391,857
3.00%, 03/17/23	300,000	301,332
		1,148,390
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	174,660
3.88%, 09/11/23	600,000	672,630
		847,290
South Africa 0.1%
South Africa Government International Bond
6.88%, 05/27/19	100,000	110,051
4.67%, 01/17/24	600,000	605,952
5.38%, 07/24/44	500,000	496,415
		1,212,418
Turkey 0.2%
Turkey Government International Bond
6.75%, 04/03/18	1,400,000	1,510,362
7.00%, 03/11/19	1,250,000	1,386,094
5.63%, 03/30/21	500,000	540,677
7.38%, 02/05/25	650,000	780,650
4.25%, 04/14/26	700,000	683,021
6.00%, 01/14/41	400,000	432,418
4.88%, 04/16/43	500,000	465,625
		5,798,847
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	266,250
7.63%, 03/21/36	300,000	384,000
4.13%, 11/20/45	150,000	129,000
5.10%, 06/18/50	250,000	233,125
		1,012,375
		29,740,224
Supranational* 1.6%
African Development Bank
0.88%, 05/15/17	400,000	399,914
1.63%, 10/02/18	500,000	507,410
Asian Development Bank
1.13%, 03/15/17	650,000	652,067
1.75%, 09/11/18	750,000	763,922
1.50%, 01/22/20	500,000	505,155
1.63%, 03/16/21	500,000	503,598
2.00%, 01/22/25	250,000	251,409
5.82%, 06/16/28	1,000,000	1,338,262
Corp. Andina de Fomento
4.38%, 06/15/22	350,000	385,406
Council of Europe Development Bank
1.00%, 03/07/18	500,000	500,475
1.63%, 03/10/20	500,000	506,844
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,500,000	1,527,222
European Investment Bank
1.75%, 03/15/17	1,000,000	1,009,018
5.13%, 05/30/17	1,000,000	1,049,168
1.13%, 09/15/17	1,500,000	1,505,841
1.00%, 03/15/18	500,000	500,236
1.25%, 05/15/18	1,500,000	1,508,079
1.00%, 06/15/18	500,000	498,795
1.88%, 03/15/19	700,000	714,657
1.75%, 06/17/19	1,000,000	1,018,118
1.63%, 03/16/20	1,300,000	1,314,832
1.38%, 06/15/20	500,000	499,699
2.88%, 09/15/20	1,000,000	1,062,158
4.00%, 02/16/21	1,200,000	1,340,431
2.00%, 03/15/21	500,000	511,943
3.25%, 01/29/24	1,000,000	1,100,572
2.50%, 10/15/24	500,000	522,065
4.88%, 02/15/36	750,000	969,935
Inter-American Development Bank
1.13%, 03/15/17	2,000,000	2,005,892
2.38%, 08/15/17	250,000	255,245
1.75%, 08/24/18	500,000	510,282
1.75%, 10/15/19	500,000	511,601
3.88%, 02/14/20	200,000	218,857
2.13%, 11/09/20	650,000	668,728
4.38%, 01/24/44	1,500,000	1,879,096
International Bank for Reconstruction & Development
0.88%, 04/17/17	600,000	600,961
1.00%, 06/15/18	1,000,000	1,000,374
1.88%, 03/15/19	2,000,000	2,052,092
1.88%, 10/07/19	1,800,000	1,849,352

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 11/01/20	1,000,000	1,031,194
2.25%, 06/24/21	750,000	781,119
2.50%, 11/25/24	250,000	262,317
4.75%, 02/15/35	350,000	453,890
International Finance Corp.
2.13%, 11/17/17 (h)	500,000	509,901
1.75%, 09/04/18	500,000	509,150
1.75%, 09/16/19	500,000	510,072
Nordic Investment Bank
1.00%, 03/07/17	500,000	501,218
2.25%, 09/30/21	250,000	259,568
		39,338,140
Total Foreign Government Securities
(Cost $111,413,038)		112,447,721

Mortgage-Backed Securities 28.1% of net assets
TBA Securities 9.5%
Fannie Mae TBA
2.00%, 04/01/31 (b)(g)	2,000,000	2,010,156
2.50%, 04/01/31 (b)(g)	10,500,000	10,779,727
3.00%, 04/01/31 to 04/01/46 (b)(g)	23,500,000	24,323,319
3.50%, 04/01/31 to 04/01/46 (b)(g)	27,000,000	28,337,344
4.00%, 04/01/46 (b)(g)	19,000,000	20,301,797
4.50%, 04/01/46 (b)(g)	9,500,000	10,338,672
5.00%, 04/01/46 (b)(g)	3,500,000	3,872,422
Freddie Mac TBA
2.00%, 04/01/31 (b)(g)	1,000,000	1,004,609
3.50%, 04/01/31 to 04/01/46 (b)(g)	18,500,000	19,383,670
2.50%, 05/01/31 (b)(g)	9,000,000	9,223,087
3.00%, 05/01/31 to 04/01/46 (b)(g)	20,500,000	21,109,335
4.00%, 04/01/46 (b)(g)	13,000,000	13,875,468
4.50%, 04/01/46 (b)(g)	5,000,000	5,431,945
5.00%, 04/01/46 (b)(g)	1,000,000	1,098,918
Ginnie Mae TBA
2.50%, 04/01/46 (b)(g)	500,000	499,766
3.00%, 04/01/46 to 05/01/46 (b)(g)	18,000,000	18,634,396
3.50%, 04/01/46 to 05/01/46 (b)(g)	20,500,000	21,660,664
4.00%, 04/01/46 (b)(g)	19,000,000	20,311,855
4.50%, 04/01/46 (b)(g)	5,500,000	5,925,781
		238,122,931
U.S. Government Agency Mortgages 18.6%
Fannie Mae
7.00%, 08/01/16 to 04/01/37 (b)	64,879	74,285
6.00%, 12/01/16 to 05/01/41 (b)	2,230,095	2,558,333
5.50%, 02/01/17 to 09/01/38 (b)(h)	2,153,095	2,429,662
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 02/01/18 to 09/01/39 (b)(h)	3,243,545	3,593,595
4.50%, 03/01/18 to 04/01/41 (b)(h)	2,192,613	2,391,234
4.50%, 05/01/18 to 01/01/44 (b)	13,735,090	14,988,793
4.00%, 06/01/18 to 09/01/45 (b)	38,502,158	41,308,672
3.50%, 10/01/18 to 08/01/45 (b)	58,288,174	61,348,750
5.50%, 12/01/18 to 08/01/41 (b)	6,567,281	7,435,588
6.50%, 05/01/19 to 10/01/39 (b)	1,592,166	1,864,496
5.00%, 07/01/23 to 08/01/41 (b)	6,082,523	6,766,972
4.00%, 04/01/24 to 08/01/44 (b)(h)	2,638,687	2,821,217
8.50%, 05/01/25 (b)	3,193	3,662
3.00%, 12/01/25 to 06/01/45 (b)	46,514,025	48,046,107
2.50%, 10/01/27 to 02/01/43 (b)	9,678,866	9,947,739
2.00%, 02/01/28 to 09/01/28 (b)	218,965	222,136
6.00%, 07/01/35 to 10/01/39 (b)(h)	2,149,911	2,464,907
2.32%, 10/01/35 (a)(b)(h)	200,878	210,607
2.02%, 05/01/38 (a)(b)	220,141	232,252
2.41%, 04/01/40 (a)(b)	58,448	61,819
2.72%, 05/01/40 (a)(b)	47,009	49,627
3.50%, 10/01/40 to 04/01/42 (b)(h)	2,860,722	3,009,030
3.00%, 07/01/43 (b)(h)	1,676,631	1,723,980
2.45%, 09/01/43 (a)(b)	313,892	322,723
2.93%, 11/01/43 (a)(b)	115,912	120,268
2.44%, 04/01/45 (a)(b)	396,448	408,086
2.45%, 11/01/45 (a)(b)	391,160	402,071
2.97%, 11/01/45 (a)(b)	297,227	307,899
Freddie Mac
7.50%, 09/01/16 (b)	76	76
6.50%, 03/01/17 to 09/01/39 (b)	429,000	491,945
6.00%, 04/01/17 to 06/01/39 (b)	2,690,890	3,078,932
4.00%, 04/01/18 to 06/01/45 (b)	17,893,963	19,185,150
5.00%, 06/01/18 to 08/01/39 (b)(h)	2,207,682	2,435,050
5.50%, 11/01/18 to 08/01/40 (b)	3,952,274	4,437,280
4.50%, 05/01/19 to 04/01/44 (b)	10,290,318	11,209,280
5.00%, 10/01/20 to 12/01/43 (b)	4,933,227	5,454,445
4.50%, 07/01/23 to 07/01/39 (b)(h)	861,323	932,952
5.50%, 05/01/24 to 02/01/40 (b)(h)	1,117,181	1,249,528
3.00%, 12/01/25 to 08/01/45 (b)	20,394,327	21,105,811

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 12/01/25 to 09/01/45 (b)	34,222,826	35,919,216
2.50%, 07/01/27 to 07/01/43 (b)	5,546,984	5,694,093
2.00%, 10/01/27 to 04/01/28 (b)	175,165	177,857
6.00%, 09/01/32 to 10/01/37 (b)(h)	478,976	545,166
6.50%, 12/01/33 (b)(h)	353,783	403,007
3.00%, 01/01/43 to 06/01/43 (b)(h)	3,251,565	3,335,528
4.00%, 05/01/44 (b)(h)	2,306,705	2,464,154
2.43%, 12/01/45 (a)(b)	287,774	295,572
Ginnie Mae
5.00%, 11/15/17 to 01/20/46 (b)	9,209,162	10,188,065
6.50%, 05/15/24 to 01/15/35 (b)	141,945	171,323
4.00%, 12/15/24 to 09/20/45 (b)	18,490,527	19,851,235
5.50%, 04/20/26 to 12/20/45 (b)	2,787,880	3,143,431
3.50%, 05/20/26 to 12/20/45 (b)	45,911,254	48,632,366
3.00%, 01/20/27 to 12/20/45 (b)	22,083,909	22,950,310
2.50%, 03/20/27 to 07/20/43 (b)	1,396,212	1,438,563
2.00%, 07/20/28 (b)	18,536	18,826
6.00%, 12/20/31 to 06/15/41 (b)	1,870,791	2,135,601
6.00%, 09/15/32 to 09/20/37 (b)(h)	490,306	559,834
5.50%, 04/15/33 (b)(h)	295,815	338,803
5.00%, 05/15/33 to 07/20/39 (b)(h)	956,901	1,063,202
4.50%, 09/15/33 to 02/20/45 (b)	13,954,257	15,187,095
1.88%, 08/20/37 (a)(b)(h)	23,483	24,242
2.00%, 10/20/37 to 09/20/43 (a)(b)	766,580	794,617
1.88%, 08/20/38 (a)(b)	275,513	287,301
4.50%, 03/20/39 (b)(h)	556,443	600,307
1.75%, 03/20/40 (a)(b)	306,391	315,352
3.00%, 10/20/40 to 07/20/42 (a)(b)	543,297	562,278
2.50%, 01/20/41 to 02/20/44 (a)(b)	577,421	594,694
3.50%, 04/20/44 (a)(b)	94,465	98,058
3.50%, 08/20/44 (b)(h)	2,392,891	2,535,481
		465,020,536
Total Mortgage-Backed Securities
(Cost $693,583,589)		703,143,467

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Municipal Bonds 0.9% of net assets
Fixed-Rate Obligations 0.9%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	1,100,000	1,622,016
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	850,000	1,243,380
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	424,952
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	900,000	1,378,836
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	750,000	1,100,355
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39 (h)	100,000	126,408
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	247,204
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	194,105
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (b)	350,000	415,758
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	1,450,000	1,649,868
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	248,496
Harvard College
Taxable Bonds Series 2013A
3.62%, 10/01/37	350,000	357,434
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	550,000	574,535
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	650,000	608,497
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	270,380
Series B
4.53%, 01/01/35	390,000	432,011
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34 (h)	200,000	276,858
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34 (h)	20,000	24,210
Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	476,905

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	907,926
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	150,000	156,224
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41 (h)	200,000	265,854
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	341,293
New York City Transitional Finance Authority
RB (Qualified School Construction Bonds) Series 2010 G3
5.27%, 05/01/27	500,000	594,885
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	247,534
New York State Dormitory Authority
RB (Build America Bonds) Series 2009 H
5.43%, 03/15/39	500,000	622,120
Northwestern University
3.69%, 12/01/38	500,000	526,608
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	582,089
Port Authority of New York & New Jersey
Consolidated Bonds 174th Series
4.46%, 10/01/62	150,000	156,995
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	404,754
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	551,681
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	500,000	567,245
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	750,000	991,170
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	500,000	590,575
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	500,000	605,935
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,379,662
University of California
RB Series J
4.13%, 05/15/45	600,000	607,536
Total Municipal Bonds
(Cost $20,929,134)		21,772,294

U.S. Government and Government Agencies 39.0% of net assets
U.S. Government Agency Securities 2.7%
Fannie Mae
0.75%, 04/20/17	900,000	900,473
1.13%, 04/27/17	769,000	772,727
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 05/16/17 (b)(h)	2,500,000	2,505,087
5.38%, 06/12/17	3,000,000	3,168,666
1.00%, 09/27/17	1,900,000	1,907,575
0.88%, 02/08/18	350,000	350,900
0.88%, 05/21/18	2,700,000	2,704,174
1.13%, 05/25/18 (b)	300,000	300,041
1.13%, 10/19/18	400,000	402,940
1.88%, 02/19/19	1,500,000	1,541,266
1.75%, 06/20/19	1,000,000	1,022,801
1.55%, 10/29/19 (b)	950,000	950,149
1.75%, 11/26/19	2,500,000	2,559,440
1.63%, 01/10/20 (b)	1,500,000	1,499,359
1.63%, 01/21/20	1,300,000	1,323,045
1.50%, 11/30/20	1,000,000	1,010,688
1.60%, 12/24/20 (b)	600,000	600,057
1.38%, 02/26/21	500,000	500,314
2.25%, 10/17/22 (b)	300,000	300,014
7.13%, 01/15/30 (h)	527,000	807,965
7.25%, 05/15/30	1,000,000	1,553,984
6.63%, 11/15/30	200,000	297,694
Federal Farm Credit Bank
0.54%, 11/07/16 (b)	500,000	499,436
Federal Home Loan Bank
1.00%, 06/21/17 (h)	1,735,000	1,741,865
0.75%, 08/28/17	620,000	620,400
2.25%, 09/08/17	2,000,000	2,042,828
5.00%, 11/17/17 (h)	1,185,000	1,266,424
1.00%, 12/19/17	500,000	502,046
2.00%, 09/14/18	500,000	513,621
1.88%, 03/08/19	2,000,000	2,052,102
1.38%, 02/18/21	300,000	300,332
2.13%, 03/10/23	250,000	256,651
2.88%, 06/14/24	675,000	715,067
5.38%, 08/15/24	1,750,000	2,199,123
5.50%, 07/15/36	400,000	552,179
Freddie Mac
1.25%, 05/12/17	400,000	402,526
1.00%, 09/08/17 (b)	500,000	500,118
1.00%, 09/29/17	2,850,000	2,860,995
1.00%, 12/15/17	500,000	502,086
0.88%, 03/07/18 (h)	4,440,000	4,447,912
1.20%, 05/18/18 (b)	1,100,000	1,100,158
1.25%, 05/25/18 (b)	700,000	700,045
1.25%, 11/16/18 (b)	300,000	300,061
1.60%, 01/29/19 (b)	1,400,000	1,401,312
1.30%, 02/26/19 (b)	400,000	400,058
1.40%, 03/29/19 (b)	650,000	650,207
1.62%, 11/21/19 (b)	400,000	400,164
0.00%, 11/29/19 (i)	700,000	663,563
2.38%, 01/13/22 (h)	5,351,000	5,614,414
3.00%, 01/18/28 (b)	800,000	800,026
6.75%, 03/15/31 (h)	264,000	399,195
6.25%, 07/15/32	700,000	1,025,286
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	2,075,918
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,105,442
6.75%, 11/01/25	488,000	667,492
		67,258,411

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Treasury Obligations 36.3%
U.S. Treasury Bonds
9.13%, 05/15/18 (h)	2,331,000	2,744,843
8.00%, 11/15/21 (h)	2,149,000	2,925,410
6.00%, 02/15/26 (h)	891,000	1,232,921
6.75%, 08/15/26	1,324,000	1,944,599
6.13%, 11/15/27	2,388,000	3,442,639
5.25%, 11/15/28	2,500,000	3,420,508
5.25%, 02/15/29	2,028,000	2,785,292
6.13%, 08/15/29	3,500,000	5,209,533
6.25%, 05/15/30 (h)	4,985,000	7,606,407
5.38%, 02/15/31	4,000,000	5,737,344
4.75%, 02/15/37	1,086,000	1,537,242
4.38%, 02/15/38 (h)	2,500,000	3,380,030
4.50%, 05/15/38	1,500,000	2,062,002
3.50%, 02/15/39 (h)	3,572,000	4,251,937
4.25%, 05/15/39	1,150,000	1,522,357
4.50%, 08/15/39	2,850,000	3,903,722
4.38%, 11/15/39 (h)	4,381,000	5,897,067
4.63%, 02/15/40	2,715,000	3,781,751
4.38%, 05/15/40	2,500,000	3,364,698
3.88%, 08/15/40	2,500,000	3,134,130
4.25%, 11/15/40 (h)	2,409,000	3,189,477
4.75%, 02/15/41	2,500,000	3,551,953
4.38%, 05/15/41	4,000,000	5,402,032
3.75%, 08/15/41	2,623,000	3,234,078
3.13%, 11/15/41	1,000,000	1,112,754
3.13%, 02/15/42 (h)	2,940,000	3,270,577
3.00%, 05/15/42	1,493,000	1,621,538
2.75%, 08/15/42	1,899,000	1,961,422
2.75%, 11/15/42	3,420,000	3,526,807
3.13%, 02/15/43	2,500,000	2,769,580
2.88%, 05/15/43	4,399,000	4,636,476
3.63%, 08/15/43	1,633,000	1,983,871
3.75%, 11/15/43	3,318,000	4,122,160
3.63%, 02/15/44	3,545,000	4,301,705
3.38%, 05/15/44	3,912,000	4,536,085
3.13%, 08/15/44 (h)	7,000,000	7,745,661
3.00%, 11/15/44 (h)	5,750,000	6,206,406
2.50%, 02/15/45 (h)	12,500,000	12,191,650
3.00%, 05/15/45 (h)	6,000,000	6,472,500
2.88%, 08/15/45	5,750,000	6,048,505
3.00%, 11/15/45	5,500,000	5,937,849
2.50%, 02/15/46	3,500,000	3,412,773
U.S. Treasury Notes
0.88%, 04/15/17 (h)	8,686,000	8,708,054
0.50%, 04/30/17 (h)	6,900,000	6,890,699
0.88%, 04/30/17	4,586,000	4,597,373
0.88%, 05/15/17 (h)	13,500,000	13,534,546
4.50%, 05/15/17	1,500,000	1,564,248
0.63%, 05/31/17	6,749,000	6,746,233
0.88%, 06/15/17	8,000,000	8,021,096
0.63%, 06/30/17	4,000,000	3,997,968
0.75%, 06/30/17	1,510,000	1,511,622
0.88%, 07/15/17	4,500,000	4,511,601
0.50%, 07/31/17	3,000,000	2,993,028
0.63%, 07/31/17	3,500,000	3,497,606
2.38%, 07/31/17	3,000,000	3,067,323
0.88%, 08/15/17	2,500,000	2,506,348
0.63%, 08/31/17 (h)	8,360,000	8,351,180
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 08/31/17 (h)	3,337,600	3,393,141
1.00%, 09/15/17 (h)	6,750,000	6,780,193
0.63%, 09/30/17	5,000,000	4,994,335
1.88%, 09/30/17 (h)	2,012,000	2,047,132
0.88%, 10/15/17	4,000,000	4,010,312
0.75%, 10/31/17 (h)	9,001,000	9,005,392
1.88%, 10/31/17 (h)	1,745,000	1,776,731
0.88%, 11/15/17	3,800,000	3,810,169
0.63%, 11/30/17 (h)	7,000,000	6,989,885
0.88%, 11/30/17	5,000,000	5,012,890
1.00%, 12/15/17 (h)	9,750,000	9,795,133
0.75%, 12/31/17	4,247,000	4,248,992
1.00%, 12/31/17	3,000,000	3,014,532
0.88%, 01/15/18	3,000,000	3,008,028
0.88%, 01/31/18	4,000,000	4,010,860
1.00%, 02/15/18	5,250,000	5,275,531
0.75%, 02/28/18	8,066,000	8,068,202
1.00%, 03/15/18 (h)	5,500,000	5,527,824
0.75%, 03/31/18	2,500,000	2,500,050
2.88%, 03/31/18 (h)	1,991,000	2,074,724
0.63%, 04/30/18 (h)	4,957,000	4,943,155
2.63%, 04/30/18 (h)	3,107,000	3,228,366
1.00%, 05/15/18	1,750,000	1,758,545
1.00%, 05/31/18 (h)	6,500,000	6,531,863
2.38%, 05/31/18	2,000,000	2,069,258
1.13%, 06/15/18 (h)	5,000,000	5,038,380
1.38%, 06/30/18 (h)	6,619,000	6,707,946
2.38%, 06/30/18	2,500,000	2,589,745
0.88%, 07/15/18	4,500,000	4,509,139
1.38%, 07/31/18	3,000,000	3,040,605
1.00%, 08/15/18	5,000,000	5,024,025
4.00%, 08/15/18	2,500,000	2,695,460
1.50%, 08/31/18 (h)	6,088,000	6,192,160
1.00%, 09/15/18	5,000,000	5,024,510
1.38%, 09/30/18 (h)	9,691,000	9,829,552
0.88%, 10/15/18	2,500,000	2,504,248
1.25%, 10/31/18	5,329,000	5,387,912
1.75%, 10/31/18	3,500,000	3,584,697
1.25%, 11/15/18	3,000,000	3,032,814
1.25%, 11/30/18	3,633,000	3,674,086
1.38%, 11/30/18	2,400,000	2,435,297
1.25%, 12/15/18	3,000,000	3,034,278
1.38%, 12/31/18 (h)	9,950,000	10,096,534
1.50%, 12/31/18	5,676,000	5,779,212
1.13%, 01/15/19	4,000,000	4,031,408
1.25%, 01/31/19	4,122,000	4,168,533
1.50%, 01/31/19	4,676,000	4,761,393
0.75%, 02/15/19	4,000,000	3,988,280
1.38%, 02/28/19	5,604,000	5,686,530
1.50%, 02/28/19	4,337,000	4,415,946
1.00%, 03/15/19	8,000,000	8,031,560
1.50%, 03/31/19	2,500,000	2,546,728
1.63%, 03/31/19	4,020,000	4,107,700
1.25%, 04/30/19	1,823,000	1,842,867
1.63%, 04/30/19	1,520,000	1,553,369
3.13%, 05/15/19	1,000,000	1,069,219
1.13%, 05/31/19	1,520,000	1,530,450
1.50%, 05/31/19	2,913,000	2,965,457
1.00%, 06/30/19	1,000,000	1,002,891
1.63%, 06/30/19	3,040,000	3,108,281
0.88%, 07/31/19 (h)	4,201,000	4,191,644

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 07/31/19	3,700,000	3,781,589
1.00%, 08/31/19	700,000	701,121
1.63%, 08/31/19 (h)	7,250,000	7,408,739
1.75%, 09/30/19 (h)	7,425,000	7,619,179
1.25%, 10/31/19	1,000,000	1,008,867
1.50%, 10/31/19	3,250,000	3,306,495
3.38%, 11/15/19 (h)	3,110,700	3,373,408
1.00%, 11/30/19	1,483,000	1,482,565
1.50%, 11/30/19 (h)	8,175,000	8,313,591
1.13%, 12/31/19	2,000,000	2,006,328
1.63%, 12/31/19 (h)	11,000,000	11,234,608
1.25%, 01/31/20 (h)	6,000,000	6,042,072
1.38%, 01/31/20 (h)	2,832,000	2,865,132
1.38%, 02/29/20 (h)	6,500,000	6,572,488
1.13%, 03/31/20	2,384,000	2,388,656
1.38%, 03/31/20	4,250,000	4,296,733
3.50%, 05/15/20	4,000,000	4,382,736
1.50%, 05/31/20	4,000,000	4,060,780
1.63%, 06/30/20 (h)	5,000,000	5,100,195
1.88%, 06/30/20 (h)	5,346,000	5,510,454
1.63%, 07/31/20 (h)	5,450,000	5,558,787
2.63%, 08/15/20 (h)	4,776,000	5,076,181
1.38%, 08/31/20	4,000,000	4,038,436
2.13%, 08/31/20	5,000,000	5,206,055
1.38%, 09/30/20 (h)	6,000,000	6,050,976
2.00%, 09/30/20	3,500,000	3,628,447
1.38%, 10/31/20	4,000,000	4,032,580
1.75%, 10/31/20	3,000,000	3,074,355
2.63%, 11/15/20 (h)	4,608,000	4,901,852
1.63%, 11/30/20 (h)	6,000,000	6,120,468
2.00%, 11/30/20	3,500,000	3,626,259
1.75%, 12/31/20 (h)	11,000,000	11,269,841
2.38%, 12/31/20	4,091,000	4,309,852
1.38%, 01/31/21	8,000,000	8,057,816
2.13%, 01/31/21	1,500,000	1,564,395
3.63%, 02/15/21 (h)	3,003,000	3,343,126
1.13%, 02/28/21	5,000,000	4,979,785
2.00%, 02/28/21	2,965,000	3,073,003
2.25%, 03/31/21	1,576,000	1,652,646
2.25%, 04/30/21	2,786,000	2,921,818
3.13%, 05/15/21	2,000,000	2,184,376
2.00%, 05/31/21	2,534,000	2,626,253
2.13%, 06/30/21	1,512,000	1,575,994
2.25%, 07/31/21	3,000,000	3,146,778
2.13%, 08/15/21	2,171,900	2,262,510
2.00%, 08/31/21	3,000,000	3,105,000
2.13%, 09/30/21	2,750,000	2,863,168
2.00%, 10/31/21	3,000,000	3,101,895
2.00%, 11/15/21 (h)	4,800,000	4,965,283
1.88%, 11/30/21 (h)	12,500,000	12,841,062
1.50%, 01/31/22 (h)	6,300,000	6,332,854
1.75%, 02/28/22	3,000,000	3,056,016
1.75%, 03/31/22 (h)	8,300,000	8,449,624
1.75%, 04/30/22	4,000,000	4,070,392
1.75%, 05/15/22	5,000,000	5,085,060
1.88%, 05/31/22 (h)	4,500,000	4,612,059
2.13%, 06/30/22	5,000,000	5,195,215
2.00%, 07/31/22	5,000,000	5,156,935
1.63%, 08/15/22 (h)	5,861,000	5,907,361
1.88%, 08/31/22	5,000,000	5,117,385
1.75%, 09/30/22	3,000,000	3,046,581
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 10/31/22	5,000,000	5,115,525
1.63%, 11/15/22 (h)	6,177,000	6,224,291
2.00%, 11/30/22	3,000,000	3,091,524
2.13%, 12/31/22 (h)	10,000,000	10,387,890
1.75%, 01/31/23	4,000,000	4,055,468
2.00%, 02/15/23	6,894,000	7,104,591
1.50%, 02/28/23	3,500,000	3,490,431
1.50%, 03/31/23	2,000,000	1,993,672
1.75%, 05/15/23 (h)	5,500,000	5,576,807
2.50%, 08/15/23	4,176,000	4,451,027
2.75%, 11/15/23	2,046,000	2,216,473
2.75%, 02/15/24	2,119,000	2,294,934
2.50%, 05/15/24	3,890,000	4,137,606
2.38%, 08/15/24	5,000,000	5,266,505
2.25%, 11/15/24 (h)	8,500,000	8,863,740
2.00%, 02/15/25 (h)	7,700,000	7,866,027
2.13%, 05/15/25 (h)	7,512,400	7,745,840
2.00%, 08/15/25 (h)	9,000,000	9,174,375
2.25%, 11/15/25 (h)	11,400,000	11,864,903
1.63%, 02/15/26	8,500,000	8,376,818
		908,619,977
Total U.S. Government and Government Agencies
(Cost $953,658,574)		975,878,388
Security	Number of Shares	Value ($)
Other Investment Company 1.4% of net assets
Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	36,754,506	36,754,506
Total Other Investment Company
(Cost $36,754,506)		36,754,506
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 8.8% of net assets
U.S. Government Agency Securities 8.8%
Federal Home Loan Bank
0.29%, 04/19/16 (f)	35,000,000	34,996,500
0.40%, 04/20/16 (f)	11,555,000	11,553,775
0.41%, 04/21/16 (f)	50,000,000	49,994,450
0.30%, 04/25/16 (f)	50,000,000	49,993,350
0.29%, 04/28/16 (f)	8,000,000	7,998,800
0.31%, 05/25/16 (f)	65,000,000	64,975,625
Total Short-Term Investments
(Cost $219,499,985)		219,512,500

End of Investments.

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

At 03/31/16, the tax basis cost of the fund's investments was $2,702,452,613 and the unrealized appreciation and depreciation were $48,453,006 and ($6,644,216), respectively, with a net unrealized appreciation of $41,808,790.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $18,387,731 or 0.7% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	All or a portion of this security is held as collateral for delayed-delivery securities.
(i)	Zero Coupon Bond.

GO –	General obligation
RB –	Revenue bond
USD –	Unified school district

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Obligations	$—	$12,939,547	$—	$12,939,547
Commercial Mortgage-Backed Securities	—	44,284,568	—	44,284,568
Corporate Bonds[1]	—	617,528,412	—	617,528,412
Foreign Government Securities[1]	—	112,447,721	—	112,447,721
Mortgage-Backed Securities[1]	—	703,143,467	—	703,143,467
Municipal Bonds[1]	—	21,772,294	—	21,772,294
U.S. Government and Government Agencies[1]	—	975,878,388	—	975,878,388
Other Investment Company[1]	36,754,506	—	—	36,754,506
Short-Term Investments[1]	—	219,512,500	—	219,512,500
Total	$36,754,506	$2,707,506,897	$—	$2,744,261,403
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2016.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR16

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	5/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	5/13/2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	5/17/2016